UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Lifetime Asset Allocation Portfolios (Classes T, T1 and L)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolios. Such offering is made only by the prospectus of the Portfolios, which includes details as to offering price and other information.

Maxim Lifetime 2015 Portfolio I

Management Discussion

The Maxim Lifetime 2015 Portfolio I (Class T shares) returned 2.27% for the fiscal year ended December 31, 2011, compared to the 5.15% return for the Morningstar Lifetime Conservative 2015 Index. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset class returned an astonishing 17.76% during the trailing year. Also contributing to the Portfolio’s underperformance was exposure to high yield bonds as the asset class trailed the broad based fixed income market. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2015 Index
	10,000.00	10,000.00
2009*	11,836.51	11,639.00
2010	13,100.38	12,919.29
2011	13,397.75	13,584.63

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	2.27%	11.59%
Class T1	2.15%	11.52%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	54.05%
Cash or Cash Equivalents	1.68%
Fixed Interest Contract	4.35%
International Equity	8.54%
Large-Cap Equity	13.36%
Mid-Cap Equity	5.71%
Real Estate Equity	6.41%
Short-Term Bond	2.67%
Small-Cap Equity	3.23%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 979.60	$ 4.26

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.91	$ 4.34

Class T1
Actual	$ 1,000.00	$ 979.80	$ 4.75

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.41	$ 4.85

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.85% for the Class T shares and 0.95% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2015 Portfolio II

Management Discussion

The Maxim Lifetime 2015 Portfolio II (Class T shares) returned 1.49% for the fiscal year ended December 31, 2011, compared to the 2.90% return for the Morningstar Lifetime Moderate 2015 Index. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset class returned an astonishing 17.76% during the trailing year. Also contributing to the Portfolio’s underperformance was exposure to high yield bonds as the asset class trailed the broad based fixed income market. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2015 Index
	10,000.00	10,000.00
2009*	12,048.11	12,171.00
2010	13,444.63	13,749.58
2011	13,644.96	14,148.32

*For	the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class T	1.49%	12.38%*
Class T1	1.34%	12.28%*
Class L	--	-2.39%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	44.79%
Cash or Cash Equivalents	1.37%
Fixed Interest Contract	3.59%
International Equity	11.35%
Large-Cap Equity	18.16%
Mid-Cap Equity	7.78%
Real Estate Equity	6.36%
Short-Term Bond	2.21%
Small-Cap Equity	4.39%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 969.30	$ 4.33

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.81	$ 4.45

Class T1
Actual	$ 1,000.00	$ 969.00	$ 4.82

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.31	$ 4.95

Class L
Actual	$ 1,000.00	$ 969.40	$ 5.61

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.51	$ 5.76

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.88% for the Class T shares, 0.98% for the Class T1 shares and 1.13% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.76%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2015 Portfolio III

Management Discussion

The Maxim Lifetime 2015 Portfolio III (Class T shares) returned 0.31% for the fiscal year ended December 31, 2011, compared to the 0.58% return for the Morningstar Lifetime Aggressive 2015 Index. A higher allocation to fixed income securities relative to its benchmark allocation was the top contributor to performance considering bonds generally outperformed stocks during the year. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset class returned an astonishing 17.76% during the trailing year. Also contributing to the Portfolio’s underperformance was exposure to high yield bonds as the asset class trailed the broad based fixed income market. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2015 Index
	10,000.00	10,000.00
2009*	12,307.03	12,675.00
2010	13,850.97	14,571.18
2011	13,893.90	14,655.69

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	0.31%	13.12%
Class T1	0.35%	13.07%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	34.80%
Cash or Cash Equivalents	1.07%
Fixed Interest Contract	2.80%
International Equity	14.33%
Large-Cap Equity	23.34%
Mid-Cap Equity	9.93%
Real Estate Equity	6.41%
Short-Term Bond	1.72%
Small-Cap Equity	5.60%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 957.60	$ 4.50

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.61	$ 4.65

Class T1
Actual	$ 1,000.00	$ 957.10	$ 4.99

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.11	$ 5.15

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.92% for the Class T shares and 1.02% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.80%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio I

Management Discussion

The Maxim Lifetime 2025 Portfolio I (Class T shares) returned 0.22% for the fiscal year ended December 31, 2011, compared to the 3.37% return for the Morningstar Lifetime Conservative 2025 Index. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset class returned an astonishing 17.76% during the trailing year. Also contributing to the Portfolio’s underperformance was exposure to high yield bonds as the asset class trailed the broad based fixed income market. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2025 Index
	10,000.00	10,000.00
2009*	12,215.01	12,189.00
2010	13,712.66	13,766.26
2011	13,742.83	14,230.18

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	0.22%	12.66%
Class T1	0.17%	12.55%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	43.29%
Cash or Cash Equivalents	0.76%
Fixed Interest Contract	1.99%
International Equity	14.31%
Large-Cap Equity	18.93%
Mid-Cap Equity	8.12%
Real Estate Equity	5.85%
Short-Term Bond	1.22%
Small-Cap Equity	5.53%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 957.60	$ 4.50

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.61	$ 4.65

Class T1
Actual	$ 1,000.00	$ 957.60	$ 4.99

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.11	$ 5.15

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.92% for the Class T shares and 1.02% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.80%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio II

Management Discussion

The Maxim Lifetime 2025 Portfolio II (Class T shares) returned -1.00% for the fiscal year ended December 31, 2011, compared to the 0.24% return for the Morningstar Lifetime Moderate 2025 Index. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset class returned an astonishing 17.76% during the trailing year. Also contributing to the Portfolio’s underperformance was exposure to high yield bonds as the asset class trailed the broad based fixed income market. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2025 Index
	10,000.00	10,000.00
2009*	12,514.46	12,792.00
2010	14,169.75	14,735.10
2011	14,028.05	14,770.47

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class T	-1.00%	13.53%*
Class T1	-1.18%	13.43%*
Class L	--	-5.69%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	29.94%
Cash or Cash Equivalents	0.53%
Fixed Interest Contract	1.37%
International Equity	18.59%
Large-Cap Equity	24.91%
Mid-Cap Equity	10.70%
Real Estate Equity	5.85%
Short-Term Bond	0.84%
Small-Cap Equity	7.27%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 942.40	$ 4.66

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.41	$ 4.85

Class T1
Actual	$ 1,000.00	$ 941.70	$ 5.15

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.91	$ 5.35

Class L
Actual	$ 1,000.00	$ 940.70	$ 5.82

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.21	$ 6.06

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.95% for the Class T shares, 1.05% for the Class T1 shares and 1.20% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.83%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio III

Management Discussion

The Maxim Lifetime 2025 Portfolio III (Class T shares) returned -2.34% for the fiscal year ended December 31, 2011, compared to the -1.95% return for the Morningstar Lifetime Aggressive 2025 Index. A higher allocation to fixed income securities relative to its benchmark’s allocation was the top contributor to performance considering bonds generally outperformed stocks during the year. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset class returned an astonishing 17.76% during the trailing year. Also contributing to the Portfolio’s underperformance was exposure to high yield bonds as the asset class trailed the broad based fixed income market. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2025 Index
	10,000.00	10,000.00
2009*	12,762.75	13,163.00
2010	14,589.83	15,353.32
2011	14,248.43	15,053.93

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	-2.34%	14.19%
Class T1	-2.38%	14.11%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	17.96%
Cash or Cash Equivalents	0.32%
Fixed Interest Contract	0.83%
International Equity	22.34%
Large-Cap Equity	30.32%
Mid-Cap Equity	13.02%
Real Estate Equity	5.85%
Short-Term Bond	0.51%
Small-Cap Equity	8.85%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 927.90	$ 4.72

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.31	$ 4.95

Class T1
Actual	$ 1,000.00	$ 927.30	$ 5.20

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.81	$ 5.45

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.98% for the Class T shares and 1.08% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio I

Management Discussion

The Maxim Lifetime 2035 Portfolio I (Class T shares) returned -2.02% for the fiscal year ended December 31, 2011, compared to the 0.19% return for the Morningstar Lifetime Conservative 2035 Index. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset class returned an astonishing 17.76% during the trailing year. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2035 Index
	10,000.00	10,000.00
2009*	12,649.85	12,798.00
2010	14,394.95	14,733.06
2011	14,104.17	14,761.05

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	-2.02%	13.76%
Class T1	-2.12%	13.65%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	25.22%
Cash or Cash Equivalents	0.17%
Fixed Interest Contract	0.43%
International Equity	22.95%
Large-Cap Equity	25.75%
Mid-Cap Equity	11.03%
Real Estate Equity	5.30%
Short-Term Bond	0.27%
Small-Cap Equity	8.88%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 932.80	$ 4.74

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.31	$ 4.95

Class T1
Actual	$ 1,000.00	$ 932.30	$ 5.22

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.81	$ 5.45

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.98% for the Class T shares and 1.08% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio II

Management Discussion

The Maxim Lifetime 2035 Portfolio II (Class T shares) returned -3.17% for the fiscal year ended December 31, 2011, compared to the -2.28% return for the Morningstar Lifetime Moderate 2035 Index. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally whereas the Maxim Janus Large Cap Growth Portfolio, the Goldman Sachs Mid Cap Value Fund, and Maxim Invesco ADR Portfolio lagged their benchmarks and were among the top detractors to relative performance.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2035 Index
	10,000.00	10,000.00
2009*	12,819.33	13,180.00
2010	14,690.51	15,359.97
2011	14,224.82	15,009.76

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class T	-3.17%	14.13%*
Class T1	-3.30%	14.00%*
Class L	--	-8.50%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	13.59%
Cash or Cash Equivalents	0.09%
Fixed Interest Contract	0.23%
International Equity	26.96%
Large-Cap Equity	30.26%
Mid-Cap Equity	12.99%
Real Estate Equity	5.30%
Short-Term Bond	0.14%
Small-Cap Equity	10.44%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 919.30	$ 4.80

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.21	$ 5.05

Class T1
Actual	$ 1,000.00	$ 918.60	$ 5.28

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.71	$ 5.55

Class L
Actual	$ 1,000.00	$ 917.70	$ 6.04

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.91	$ 6.36

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.00% for the Class T shares, 1.10% for the Class T1 shares and 1.25% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio III

Management Discussion

The Maxim Lifetime 2035 Portfolio III (Class T shares) returned -3.79% for the fiscal year ended December 31, 2011, compared to the -3.34% return for the Morningstar Lifetime Aggressive 2035 Index. A higher allocation to fixed income securities relative to its benchmark’s allocation was the top contributor to performance considering bonds generally outperformed stocks during the year. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas the Maxim Janus Large Cap Growth Portfolio, the Goldman Sachs Mid Cap Value Fund, and Maxim Invesco ADR Portfolio lagged their benchmarks and were among the top detractors to relative performance.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2035 Index
	10,000.00	10,000.00
2009*	12,981.32	13,341.00
2010	14,946.64	15,623.65
2011	14,348.19	15,101.82

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	-3.79%	14.60%
Class T1	-3.93%	14.50%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	6.65%
Cash or Cash Equivalents	0.04%
Fixed Interest Contract	0.11%
International Equity	29.23%
Large-Cap Equity	33.03%
Mid-Cap Equity	14.16%
Real Estate Equity	5.30%
Short-Term Bond	0.07%
Small-Cap Equity	11.41%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 912.40	$ 4.97

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.01	$ 5.25

Class T1
Actual	$ 1,000.00	$ 911.90	$ 5.45

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.51	$ 5.76

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.03% for the Class T shares and 1.13% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.91%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio I

Management Discussion

The Maxim Lifetime 2045 Portfolio I (Class T shares) returned -3.21% for the fiscal year ended December 31, 2011, compared to the -1.61% return for the Morningstar Lifetime Conservative 2045 Index. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset class returned an astonishing 17.76% during the trailing year. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2045 Index
	10,000.00	10,000.00
2009*	12,817.57	13,045.00
2010	14,659.94	15,130.90
2011	14,151.95	14,887.29

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	-3.21%	14.02%
Class T1	-3.31%	13.91%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	16.58%
International Equity	28.88%
Large-Cap Equity	27.16%
Mid-Cap Equity	11.67%
Real Estate Equity	4.78%
Small-Cap Equity	10.93%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 920.20	$ 4.90

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.11	$ 5.15

Class T1
Actual	$ 1,000.00	$ 919.60	$ 5.37

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.61	$ 5.65

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.01% for the Class T shares and 1.11% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.89%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio II

Management Discussion

The Maxim Lifetime 2045 Portfolio II (Class T shares) returned -4.08% for the fiscal year ended December 31, 2011, compared to the -3.19% return for the Morningstar Lifetime Moderate 2045 Index. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas the Maxim

Janus Large Cap Growth Portfolio, the Goldman Sachs Mid Cap Value Fund, and Maxim Invesco ADR Portfolio lagged their benchmarks and were among the top detractors to relative performance.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2045 Index
	10,000.00	10,000.00
2009*	12,961.45	13,296.00
2010	14,905.86	15,525.74
2011	14,297.70	15,030.47

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class T	-4.08%	14.35%*
Class T1	-4.09%	14.25%*
Class L	--	-9.38%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	8.71%
International Equity	31.69%
Large-Cap Equity	29.98%
Mid-Cap Equity	12.84%
Real Estate Equity	4.77%
Small-Cap Equity	12.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 910.90	$ 4.87

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.11	$ 5.15

Class T1
Actual	$ 1,000.00	$ 911.00	$ 5.35

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.61	$ 5.65

Class L
Actual	$ 1,000.00	$ 909.70	$ 6.11

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.81	$ 6.46

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.02% for the Class T shares, 1.12% for the Class T1 shares and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.90%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio III

Management Discussion

The Maxim Lifetime 2045 Portfolio III (Class T shares) returned -4.44% for the fiscal year ended December 31, 2011, compared to the -3.93% return for the Morningstar Lifetime Aggressive 2045 Index. A higher allocation to fixed income securities relative to its benchmark’s allocation was the top contributor to performance considering bonds generally outperformed stocks during the year. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally whereas the Maxim Janus Large Cap Growth Portfolio, the Goldman Sachs Mid Cap Value Fund, and Maxim Invesco ADR Portfolio lagged their benchmarks and were among the top detractors to relative performance.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2045 Index
	10,000.00	10,000.00
2009	13,028.29	13,415.00
2010	15,011.63	15,712.99
2011	14,345.11	15,095.47

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	-4.44%	14.49%
Class T1	-4.52%	14.39%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	5.10%
International Equity	32.94%
Large-Cap Equity	31.33%
Mid-Cap Equity	13.35%
Real Estate Equity	4.77%
Small-Cap Equity	12.51%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 906.90	$ 4.96

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.01	$ 5.25

Class T1
Actual	$ 1,000.00	$ 906.30	$ 5.43

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.51	$ 5.76

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.03% for the Class T shares and 1.13% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.91%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio I

Management Discussion

The Maxim Lifetime 2055 Portfolio I (Class T shares) returned -3.76% for the fiscal year ended December 31, 2011, compared to the -2.30% return for the Morningstar Lifetime Conservative 2055 Index. The underperformance versus benchmark was primarily driven by the Portfolio’s lack of exposure to long-term core bonds. Benefiting from the declining interest environment, the index’s allocation to the asset classes returned an astonishing 17.76% during the trailing year. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas managers in the international bond and global bond asset classes lagged their benchmarks. U.S. large-capitalization growth funds also weakened relative performance as active management proved difficult to achieve solid results within the asset class.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2055 Index
	10,000.00	10,000.00
2009*	12,844.20	13,135.00
2010	14,716.22	15,244.48
2011	14,162.89	14,893.86

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	-3.76%	13.94%
Class T1	-3.98%	13.79%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	15.06%
International Equity	32.33%
Large-Cap Equity	25.56%
Mid-Cap Equity	10.96%
Real Estate Equity	4.25%
Small-Cap Equity	11.84%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 915.80	$ 4.89

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.11	$ 5.15

Class T1
Actual	$ 1,000.00	$ 914.10	$ 5.36

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.61	$ 5.65

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.02% for the Class T shares and 1.12% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.90%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio II

Management Discussion

The Maxim Lifetime 2055 Portfolio II (Class T shares) returned -4.52% for the fiscal year ended December 31, 2011, compared to the -3.75% return for the Morningstar Lifetime Moderate 2055 Index. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas the Maxim Janus Large Cap Growth Portfolio, the Goldman Sachs Mid Cap Value Fund, and Maxim Invesco ADR Portfolio lagged their benchmarks and were among the top detractors to relative performance.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2055 Index
	10,000.00	10,000.00
2009*	13,001.09	13,365.00
2010	14,946.58	15,603.64
2011	14,271.00	15,018.50

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class T	-4.52%	14.27%*
Class T1	-4.60%	14.11%*
Class L	--	-9.73%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	8.01%
International Equity	34.98%
Large-Cap Equity	27.94%
Mid-Cap Equity	11.94%
Real Estate Equity	4.25%
Small-Cap Equity	12.88%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 906.90	$ 4.96

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.01	$ 5.25

Class T1
Actual	$ 1,000.00	$ 907.00	$ 5.43

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.51	$ 5.76

Class L
Actual	$ 1,000.00	$ 906.50	$ 6.20

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.71	$ 6.56

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.03% for the Class T shares, 1.13% for the Class T1 shares and 1.28% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.91%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio III

Management Discussion

The Maxim Lifetime 2055 Portfolio III (Class T shares) returned -4.80% for the fiscal year ended December 31, 2011, compared to the -4.47% return for the Morningstar Lifetime Aggressive 2055 Index. A higher allocation to fixed income securities relative to its benchmark’s allocation was the top contributor to performance considering bonds generally outperformed stocks during the year. The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Underlying emerging markets managers performed exceptionally well whereas the Maxim Janus Large Cap Growth Portfolio, the Goldman Sachs Mid Cap Value Fund, and Maxim Invesco ADR Portfolio lagged their benchmarks and were among the top detractors to relative performance.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2055 Index
	10,000.00	10,000.00
2009*	13,054.56	13,480.00
2010	15,017.44	15,785.08
2011	14,296.61	15,079.49

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/1/09)
Class T	-4.80%	14.35%
Class T1	-4.89%	14.31%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	5.01%
International Equity	36.25%
Large-Cap Equity	28.84%
Mid-Cap Equity	12.35%
Real Estate Equity	4.26%
Small-Cap Equity	13.29%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class T
Actual	$ 1,000.00	$ 904.20	$ 4.95

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.01	$ 5.25

Class T1
Actual	$ 1,000.00	$ 903.30	$ 5.42

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.51	$ 5.76

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.04% for the Class T shares and 1.14% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.92%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
1,014,562	American Century Inflation Adjusted Bond A	$12,925,526
1,127,172	Maxim Bond Index Portfolio Initial Class(a)	15,588,784
1,448,537	Maxim Federated Bond Portfolio Initial Class(a)	15,600,745
515,478	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,964,022
286,638	Maxim Short Duration Bond Portfolio Initial Class(a)	2,955,238
421,062	Maxim Templeton Global Bond Portfolio Initial Class(a)	3,806,397
403,265	Metropolitan West High Yield Bond Fund	3,960,060
620,072	Oppenheimer International Bond Fund A	3,850,650

TOTAL BOND MUTUAL FUNDS — 56.73% (Cost $62,670,835)		$62,651,422

EQUITY MUTUAL FUNDS
20,991	Allianz NFJ Small Cap Value Fund A	583,969
84,770	Cohen & Steers International Realty Fund Inc	761,233
30,701	Goldman Sachs Mid Cap Value Fund A	1,024,191
18,505	Harbor International Fund Inv	962,253
29,406	Invesco Developing Markets Fund	838,370
79,982	Invesco Global Real Estate Fund	760,633
30,654	Invesco International Growth Fund I	785,059
32,036	Invesco Van Kampen Small Cap Growth Fund A	308,507
50,922	Janus Perkins Mid Cap Value Fund S	1,027,086
205,997	Maxim American Century Growth Portfolio Initial Class(a)	2,027,014
203,978	Maxim Index 600 Portfolio Initial Class(a)	1,780,725
419,741	Maxim International Index Portfolio Initial Class(a)	3,496,442
92,008	Maxim Invesco ADR Portfolio Initial Class(a)	966,079
224,098	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	1,658,324
29,169	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	583,087

Shares			Value

Equity Mutual Funds — (continued)
82,151		Maxim MFS International Growth Portfolio Initial Class(a)	$789,469
209,188		Maxim Putnam Equity Income Portfolio Initial Class(a)	2,033,308
650,543		Maxim S&P 500® Index Portfolio Initial Class(a)	7,377,158
328,748		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,152,696
116,469		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,657,359
33,975		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	551,747
146,653		Nuveen Real Estate Securities Fund	2,782,014
28,603		Oppenheimer Developing Markets Fund A	838,635
42,341		Sentinel Small Company Fund A	308,245
149,664		T Rowe Price Real Estate Fund	2,774,769
37,549		Third Avenue Real Estate Value Fund/US	762,243
29,773		Wells Fargo Advantage Common Stock Fund A	550,804

TOTAL EQUITY MUTUAL FUNDS — 37.26% (Cost $43,258,168)			$41,141,419

MONEY MARKET FUND
1,851,267		Maxim Money Market Portfolio(a)	1,851,267

TOTAL MONEY MARKET FUND — 1.68% (Cost $1,851,267)			$1,851,267

Account Balance

FIXED INTEREST CONTRACT
4,804,960	(b)	Great-West Life & Annuity Contract(a)(c)	4,804,960

TOTAL FIXED INTEREST CONTRACT — 4.35% (Cost $4,804,960)			$4,804,960

TOTAL INVESTMENTS — 100.02% (Cost $112,585,230)			$110,449,068

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(18,129)

TOTAL NET ASSETS — 100.00%			$110,430,939

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
3,005,321	American Century Inflation Adjusted Bond A	$38,287,787
3,295,185	Maxim Bond Index Portfolio Initial Class(a)	45,572,409
4,233,926	Maxim Federated Bond Portfolio Initial Class(a)	45,599,379
1,501,813	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	11,548,941
837,685	Maxim Short Duration Bond Portfolio Initial Class(a)	8,636,539
1,227,881	Maxim Templeton Global Bond Portfolio Initial Class(a)	11,100,044
1,174,977	Metropolitan West High Yield Bond Fund	11,538,275
1,798,353	Oppenheimer International Bond Fund A	11,167,772

TOTAL BOND MUTUAL FUNDS — 47.01% (Cost $183,400,531)		$183,451,146

EQUITY MUTUAL FUNDS
100,198	Allianz NFJ Small Cap Value Fund A	2,787,522
297,295	Cohen & Steers International Realty Fund Inc	2,669,708
147,015	Goldman Sachs Mid Cap Value Fund A	4,904,406
88,300	Harbor International Fund Inv	4,591,608
141,381	Invesco Developing Markets Fund	4,030,783
280,444	Invesco Global Real Estate Fund	2,667,021
147,417	Invesco International Growth Fund I	3,775,355
156,484	Invesco Van Kampen Small Cap Growth Fund A	1,506,939
253,502	Janus Perkins Mid Cap Value Fund S	5,113,138
982,051	Maxim American Century Growth Portfolio Initial Class(a)	9,663,387
976,000	Maxim Index 600 Portfolio Initial Class(a)	8,520,476
2,015,751	Maxim International Index Portfolio Initial Class(a)	16,791,204
440,629	Maxim Invesco ADR Portfolio Initial Class(a)	4,626,609
1,133,743	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	8,389,702
138,625	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	2,771,105

Shares			Value

Equity Mutual Funds — (continued)
395,186		Maxim MFS International Growth Portfolio Initial Class(a)	$3,797,733
996,876		Maxim Putnam Equity Income Portfolio Initial Class(a)	9,689,630
3,104,365		Maxim S&P 500® Index Portfolio Initial Class(a)	35,203,496
1,568,724		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	15,044,064
555,907		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	7,910,559
165,381		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	2,685,788
513,632		Nuveen Real Estate Securities Fund	9,743,592
137,360		Oppenheimer Developing Markets Fund A	4,027,385
214,421		Sentinel Small Company Fund A	1,560,983
524,817		T Rowe Price Real Estate Fund	9,730,117
132,218		Third Avenue Real Estate Value Fund/US	2,684,028
141,954		Wells Fargo Advantage Common Stock Fund A	2,626,153

TOTAL EQUITY MUTUAL FUNDS — 48.05% (Cost $196,307,297)			$187,512,491

MONEY MARKET FUND
5,360,982		Maxim Money Market Portfolio(a)	5,360,982

TOTAL MONEY MARKET FUND — 1.37% (Cost $5,360,982)			$5,360,982

Account Balance

FIXED INTEREST CONTRACT
13,988,036	(b)	Great-West Life & Annuity Contract(a)(c)	13,988,036

TOTAL FIXED INTEREST CONTRACT — 3.59% (Cost $13,988,036)			$13,988,036

TOTAL INVESTMENTS — 100.02% (Cost $399,056,846)			$390,312,655

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(66,994)

TOTAL NET ASSETS — 100.00%			$390,245,661

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
56,417	American Century Inflation Adjusted Bond A	$718,751
62,718	Maxim Bond Index Portfolio Initial Class(a)	867,389
80,540	Maxim Federated Bond Portfolio Initial Class(a)	867,421
28,703	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	220,731
15,918	Maxim Short Duration Bond Portfolio Initial Class(a)	164,113
23,474	Maxim Templeton Global Bond Portfolio Initial Class(a)	212,207
22,460	Metropolitan West High Yield Bond Fund	220,557
34,180	Oppenheimer International Bond Fund A	212,256

TOTAL BOND MUTUAL FUNDS — 36.52% (Cost $3,504,139)		$3,483,425

EQUITY MUTUAL FUNDS
3,109	Allianz NFJ Small Cap Value Fund A	86,480
7,299	Cohen & Steers International Realty Fund Inc	65,548
4,592	Goldman Sachs Mid Cap Value Fund A	153,191
2,768	Harbor International Fund Inv	143,929
4,426	Invesco Developing Markets Fund	126,181
6,902	Invesco Global Real Estate Fund	65,637
4,573	Invesco International Growth Fund I	117,101
4,837	Invesco Van Kampen Small Cap Growth Fund A	46,583
7,648	Janus Perkins Mid Cap Value Fund S	154,263
30,820	Maxim American Century Growth Portfolio Initial Class(a)	303,266
30,769	Maxim Index 600 Portfolio Initial Class(a)	268,612
63,043	Maxim International Index Portfolio Initial Class(a)	525,149
13,799	Maxim Invesco ADR Portfolio Initial Class(a)	144,894
36,314	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	268,720
4,317	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	86,303

Shares			Value

Equity Mutual Funds — (continued)
12,287		Maxim MFS International Growth Portfolio Initial Class(a)	$118,078
31,290		Maxim Putnam Equity Income Portfolio Initial Class(a)	304,138
97,131		Maxim S&P 500® Index Portfolio Initial Class(a)	1,101,466
49,268		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	472,484
17,461		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	248,464
5,232		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	84,969
12,653		Nuveen Real Estate Securities Fund	240,035
4,307		Oppenheimer Developing Markets Fund A	126,279
6,393		Sentinel Small Company Fund A	46,541
12,932		T Rowe Price Real Estate Fund	239,751
3,233		Third Avenue Real Estate Value Fund/US	65,634
4,473		Wells Fargo Advantage Common Stock Fund A	82,755

TOTAL EQUITY MUTUAL FUNDS — 59.62% (Cost $5,838,220)			$5,686,451

MONEY MARKET FUND
102,380		Maxim Money Market Portfolio(a)	102,380

TOTAL MONEY MARKET FUND — 1.08% (Cost $102,380)			$102,380

Account Balance

FIXED INTEREST CONTRACT
267,384	(b)	Great-West Life & Annuity Contract(a)(c)	267,384

TOTAL FIXED INTEREST CONTRACT — 2.80% (Cost $267,384)			$267,384

TOTAL INVESTMENTS — 100.02% (Cost $9,712,123)			$9,539,640

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(1,507)

TOTAL NET ASSETS — 100.00%			$9,538,133

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
577,167	American Century Inflation Adjusted Bond A	$7,353,106
1,238,811	Maxim Bond Index Portfolio Initial Class(a)	17,132,758
1,592,205	Maxim Federated Bond Portfolio Initial Class(a)	17,148,051
561,626	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	4,318,904
162,857	Maxim Short Duration Bond Portfolio Initial Class(a)	1,679,061
515,854	Maxim Templeton Global Bond Portfolio Initial Class(a)	4,663,317
441,410	Metropolitan West High Yield Bond Fund	4,334,641
760,641	Oppenheimer International Bond Fund A	4,723,581

TOTAL BOND MUTUAL FUNDS — 44.51% (Cost $61,618,943)		$61,353,419

EQUITY MUTUAL FUNDS
44,527	Allianz NFJ Small Cap Value Fund A	1,238,749
114,964	Cohen & Steers International Realty Fund Inc	1,032,372
54,442	Goldman Sachs Mid Cap Value Fund A	1,816,185
38,484	Harbor International Fund Inv	2,001,177
71,930	Invesco Developing Markets Fund	2,050,729
108,543	Invesco Global Real Estate Fund	1,032,244
64,119	Invesco International Growth Fund I	1,642,076
69,981	Invesco Van Kampen Small Cap Growth Fund A	673,919
91,219	Janus Perkins Mid Cap Value Fund S	1,839,892
364,748	Maxim American Century Growth Portfolio Initial Class(a)	3,589,119
434,772	Maxim Index 600 Portfolio Initial Class(a)	3,795,563
876,498	Maxim International Index Portfolio Initial Class(a)	7,301,230
191,093	Maxim Invesco ADR Portfolio Initial Class(a)	2,006,479
396,580	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,934,690
61,789	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	1,235,165

Shares			Value

Equity Mutual Funds — (continued)
171,062		Maxim MFS International Growth Portfolio Initial Class(a)	$1,643,905
370,461		Maxim Putnam Equity Income Portfolio Initial Class(a)	3,600,884
1,149,905		Maxim S&P 500® Index Portfolio Initial Class(a)	13,039,919
582,292		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	5,584,183
206,379		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	2,936,769
60,182		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	977,359
158,338		Nuveen Real Estate Securities Fund	3,003,668
70,005		Oppenheimer Developing Markets Fund A	2,052,538
92,946		Sentinel Small Company Fund A	676,649
161,686		T Rowe Price Real Estate Fund	2,997,653
50,963		Third Avenue Real Estate Value Fund/US	1,034,554
52,782		Wells Fargo Advantage Common Stock Fund A	976,463

TOTAL EQUITY MUTUAL FUNDS — 52.76% (Cost $76,571,752)			$72,714,133

MONEY MARKET FUND
1,045,082		Maxim Money Market Portfolio(a)	1,045,082

TOTAL MONEY MARKET FUND — 0.76% (Cost $1,045,082)			$1,045,082

Account Balance

FIXED INTEREST CONTRACT
2,736,996	(b)	Great-West Life & Annuity Contract(a)(c)	2,736,996

TOTAL FIXED INTEREST CONTRACT — 1.99% (Cost $2,736,996)			$2,736,996

TOTAL INVESTMENTS — 100.02% (Cost $141,972,773)			$137,849,630

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(21,850)

TOTAL NET ASSETS — 100.00%			$137,827,780

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
1,438,732	American Century Inflation Adjusted Bond A	$18,329,440
3,068,118	Maxim Bond Index Portfolio Initial Class(a)	42,432,078
3,940,112	Maxim Federated Bond Portfolio Initial Class(a)	42,435,011
1,387,937	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	10,673,238
401,997	Maxim Short Duration Bond Portfolio Initial Class(a)	4,144,584
1,277,210	Maxim Templeton Global Bond Portfolio Initial Class(a)	11,545,978
1,091,863	Metropolitan West High Yield Bond Fund	10,722,097
1,872,208	Oppenheimer International Bond Fund A	11,626,409

TOTAL BOND MUTUAL FUNDS — 30.79% (Cost $152,646,092)		$151,908,835

EQUITY MUTUAL FUNDS
210,692	Allianz NFJ Small Cap Value Fund A	5,861,465
411,861	Cohen & Steers International Realty Fund Inc	3,698,508
256,517	Goldman Sachs Mid Cap Value Fund A	8,557,418
181,467	Harbor International Fund Inv	9,436,276
339,048	Invesco Developing Markets Fund	9,666,256
388,472	Invesco Global Real Estate Fund	3,694,372
300,902	Invesco International Growth Fund I	7,706,096
326,918	Invesco Van Kampen Small Cap Growth Fund A	3,148,223
429,677	Janus Perkins Mid Cap Value Fund S	8,666,594
1,713,590	Maxim American Century Growth Portfolio Initial Class(a)	16,861,729
2,048,782	Maxim Index 600 Portfolio Initial Class(a)	17,885,863
4,126,838	Maxim International Index Portfolio Initial Class(a)	34,376,564
900,187	Maxim Invesco ADR Portfolio Initial Class(a)	9,451,966
1,901,916	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	14,074,181
291,812	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	5,833,313

Shares			Value

Equity Mutual Funds — (continued)
802,501		Maxim MFS International Growth Portfolio Initial Class(a)	$7,712,030
1,739,217		Maxim Putnam Equity Income Portfolio Initial Class(a)	16,905,191
5,401,828		Maxim S&P 500® Index Portfolio Initial Class(a)	61,256,727
2,741,962		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	26,295,418
972,220		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	13,834,693
286,256		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	4,648,797
567,420		Nuveen Real Estate Securities Fund	10,763,952
329,879		Oppenheimer Developing Markets Fund A	9,672,045
432,434		Sentinel Small Company Fund A	3,148,123
577,945		T Rowe Price Real Estate Fund	10,715,092
182,498		Third Avenue Real Estate Value Fund/US	3,704,702
249,864		Wells Fargo Advantage Common Stock Fund A	4,622,477

TOTAL EQUITY MUTUAL FUNDS — 67.33% (Cost $350,212,797)			$332,198,071

MONEY MARKET FUND
2,614,208		Maxim Money Market Portfolio(a)	2,614,208

TOTAL MONEY MARKET FUND — 0.53% (Cost $2,614,208)			$2,614,208

Account Balance

FIXED INTEREST CONTRACT
6,758,068	(b)	Great-West Life & Annuity Contract(a)(c)	6,758,068

TOTAL FIXED INTEREST CONTRACT — 1.37% (Cost $6,758,068)			$6,758,068

TOTAL INVESTMENTS — 100.02% (Cost $512,231,165)			$493,479,182

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(86,801)

TOTAL NET ASSETS — 100.00%			$493,392,381

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
26,913	American Century Inflation Adjusted Bond A	$342,868
57,711	Maxim Bond Index Portfolio Initial Class(a)	798,150
74,117	Maxim Federated Bond Portfolio Initial Class(a)	798,242
26,098	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	200,698
7,614	Maxim Short Duration Bond Portfolio Initial Class(a)	78,499
24,012	Maxim Templeton Global Bond Portfolio Initial Class(a)	217,068
20,512	Metropolitan West High Yield Bond Fund	201,428
35,014	Oppenheimer International Bond Fund A	217,435

TOTAL BOND MUTUAL FUNDS — 18.47% (Cost $2,882,898)		$2,854,388

EQUITY MUTUAL FUNDS
7,996	Allianz NFJ Small Cap Value Fund A	222,449
12,857	Cohen & Steers International Realty Fund Inc	115,455
9,765	Goldman Sachs Mid Cap Value Fund A	325,764
6,887	Harbor International Fund Inv	358,117
12,843	Invesco Developing Markets Fund	366,141
12,157	Invesco Global Real Estate Fund	115,614
11,447	Invesco International Growth Fund I	293,153
12,483	Invesco Van Kampen Small Cap Growth Fund A	120,212
16,545	Janus Perkins Mid Cap Value Fund S	333,715
65,121	Maxim American Century Growth Portfolio Initial Class(a)	640,786
78,189	Maxim Index 600 Portfolio Initial Class(a)	682,591
156,319	Maxim International Index Portfolio Initial Class(a)	1,302,136
34,142	Maxim Invesco ADR Portfolio Initial Class(a)	358,490
74,221	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	549,237
11,089	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	221,673

Shares			Value

Equity Mutual Funds — (continued)
30,589		Maxim MFS International Growth Portfolio Initial Class(a)	$293,962
66,186		Maxim Putnam Equity Income Portfolio Initial Class(a)	643,327
205,264		Maxim S&P 500® Index Portfolio Initial Class(a)	2,327,694
104,335		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,000,572
37,015		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	526,722
10,929		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	177,494
17,737		Nuveen Real Estate Securities Fund	336,472
12,509		Oppenheimer Developing Markets Fund A	366,770
16,599		Sentinel Small Company Fund A	120,844
18,133		T Rowe Price Real Estate Fund	336,186
5,700		Third Avenue Real Estate Value Fund/US	115,700
9,504		Wells Fargo Advantage Common Stock Fund A	175,822

TOTAL EQUITY MUTUAL FUNDS — 80.40% (Cost $13,083,090)			$12,427,098

MONEY MARKET FUND
49,229		Maxim Money Market Portfolio(a)	49,229

TOTAL MONEY MARKET FUND — 0.32% (Cost $49,229)			$49,229

Account Balance

FIXED INTEREST CONTRACT
127,710	(b)	Great-West Life & Annuity Contract(a)	127,710

TOTAL FIXED INTEREST CONTRACT — 0.82% (Cost $127,710)			$127,710

TOTAL INVESTMENTS — 100.01% (Cost $16,142,927)			$15,458,425

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(2,283)

TOTAL NET ASSETS — 100.00%			$15,456,142

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
93,136	American Century Inflation Adjusted Bond A	$1,186,553
570,866	Maxim Bond Index Portfolio Initial Class(a)	7,895,073
733,210	Maxim Federated Bond Portfolio Initial Class(a)	7,896,677
257,855	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	1,982,910
26,581	Maxim Short Duration Bond Portfolio Initial Class(a)	274,047
258,064	Maxim Templeton Global Bond Portfolio Initial Class(a)	2,332,897
202,838	Metropolitan West High Yield Bond Fund	1,991,871
380,315	Oppenheimer International Bond Fund A	2,361,755

TOTAL BOND MUTUAL FUNDS — 25.50% (Cost $26,181,449)		$25,921,783

EQUITY MUTUAL FUNDS
52,969	Allianz NFJ Small Cap Value Fund A	1,473,609
89,316	Cohen & Steers International Realty Fund Inc	802,056
54,519	Goldman Sachs Mid Cap Value Fund A	1,818,758
45,040	Harbor International Fund Inv	2,342,086
96,460	Invesco Developing Markets Fund	2,750,062
84,346	Invesco Global Real Estate Fund	802,133
74,720	Invesco International Growth Fund I	1,913,572
82,183	Invesco Van Kampen Small Cap Growth Fund A	791,424
92,049	Janus Perkins Mid Cap Value Fund S	1,856,631
364,845	Maxim American Century Growth Portfolio Initial Class(a)	3,590,073
515,478	Maxim Index 600 Portfolio Initial Class(a)	4,500,123
1,022,610	Maxim International Index Portfolio Initial Class(a)	8,518,344
223,357	Maxim Invesco ADR Portfolio Initial Class(a)	2,345,252
397,667	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,942,737
73,468	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	1,468,634

Shares			Value

Equity Mutual Funds — (continued)
199,336		Maxim MFS International Growth Portfolio Initial Class(a)	$1,915,614
370,760		Maxim Putnam Equity Income Portfolio Initial Class(a)	3,603,789
1,155,833		Maxim S&P 500® Index Portfolio Initial Class(a)	13,107,142
582,939		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	5,590,385
206,578		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	2,939,608
60,017		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	974,683
99,718		Nuveen Real Estate Securities Fund	1,891,642
93,927		Oppenheimer Developing Markets Fund A	2,753,924
109,876		Sentinel Small Company Fund A	799,894
101,805		T Rowe Price Real Estate Fund	1,887,459
39,605		Third Avenue Real Estate Value Fund/US	803,988
52,664		Wells Fargo Advantage Common Stock Fund A	974,276

TOTAL EQUITY MUTUAL FUNDS — 73.92% (Cost $79,541,214)			$75,157,898

MONEY MARKET FUND
172,480		Maxim Money Market Portfolio(a)	172,480

TOTAL MONEY MARKET FUND — 0.17% (Cost $172,480)			$172,480

Account Balance

FIXED INTEREST CONTRACT
436,335	(b)	Great-West Life & Annuity Contract(a)(c)	436,335

TOTAL FIXED INTEREST CONTRACT — 0.43% (Cost $436,335)			$436,335

TOTAL INVESTMENTS — 100.02% (Cost $106,331,478)			$101,688,496

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(16,230)

TOTAL NET ASSETS — 100.00%			$101,672,266

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
163,834	American Century Inflation Adjusted Bond A	$2,087,245
995,602	Maxim Bond Index Portfolio Initial Class(a)	13,769,180
1,278,572	Maxim Federated Bond Portfolio Initial Class(a)	13,770,217
450,738	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,466,171
44,784	Maxim Short Duration Bond Portfolio Initial Class(a)	461,726
452,231	Maxim Templeton Global Bond Portfolio Initial Class(a)	4,088,165
354,780	Metropolitan West High Yield Bond Fund	3,483,943
665,400	Oppenheimer International Bond Fund A	4,132,134

TOTAL BOND MUTUAL FUNDS — 13.74% (Cost $45,721,718)		$45,258,781

EQUITY MUTUAL FUNDS
200,964	Allianz NFJ Small Cap Value Fund A	5,590,829
290,071	Cohen & Steers International Realty Fund Inc	2,604,833
207,854	Goldman Sachs Mid Cap Value Fund A	6,934,004
172,114	Harbor International Fund Inv	8,949,934
370,146	Invesco Developing Markets Fund	10,552,872
273,620	Invesco Global Real Estate Fund	2,602,123
286,271	Invesco International Growth Fund I	7,331,400
314,207	Invesco Van Kampen Small Cap Growth Fund A	3,025,809
348,157	Janus Perkins Mid Cap Value Fund S	7,022,329
1,392,740	Maxim American Century Growth Portfolio Initial Class(a)	13,704,560
1,967,464	Maxim Index 600 Portfolio Initial Class(a)	17,175,963
3,909,377	Maxim International Index Portfolio Initial Class(a)	32,565,109
853,763	Maxim Invesco ADR Portfolio Initial Class(a)	8,964,511
1,531,856	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	11,335,734
278,829	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	5,573,798

Shares			Value

Equity Mutual Funds — (continued)
762,850		Maxim MFS International Growth Portfolio Initial Class(a)	$7,330,990
1,412,327		Maxim Putnam Equity Income Portfolio Initial Class(a)	13,727,817
4,386,849		Maxim S&P 500® Index Portfolio Initial Class(a)	49,746,871
2,227,236		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	21,359,195
788,296		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	11,217,456
231,225		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,755,093
323,605		Nuveen Real Estate Securities Fund	6,138,787
360,138		Oppenheimer Developing Markets Fund A	10,559,241
415,006		Sentinel Small Company Fund A	3,021,242
329,630		T Rowe Price Real Estate Fund	6,111,349
128,528		Third Avenue Real Estate Value Fund/US	2,609,113
202,566		Wells Fargo Advantage Common Stock Fund A	3,747,476

TOTAL EQUITY MUTUAL FUNDS — 85.96% (Cost $300,304,234)			$283,258,438

MONEY MARKET FUND
296,764		Maxim Money Market Portfolio(a)	296,764

TOTAL MONEY MARKET FUND — 0.09% (Cost $296,764)			$296,764

Account Balance

FIXED INTEREST CONTRACT
758,454	(b)	Great-West Life & Annuity Contract(a)(c)	758,454

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $758,454)			$758,454

TOTAL INVESTMENTS — 100.02% (Cost $347,081,170)			$329,572,437

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(58,249)

TOTAL NET ASSETS — 100.00%			$329,514,188

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
2,930	American Century Inflation Adjusted Bond A	$37,333
17,862	Maxim Bond Index Portfolio Initial Class(a)	247,036
22,938	Maxim Federated Bond Portfolio Initial Class(a)	247,046
7,993	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	61,465
818	Maxim Short Duration Bond Portfolio Initial Class(a)	8,430
8,123	Maxim Templeton Global Bond Portfolio Initial Class(a)	73,431
6,292	Metropolitan West High Yield Bond Fund	61,789
11,938	Oppenheimer International Bond Fund A	74,133

TOTAL BOND MUTUAL FUNDS — 6.73% (Cost $818,266)		$810,663

EQUITY MUTUAL FUNDS
8,048	Allianz NFJ Small Cap Value Fund A	223,903
10,593	Cohen & Steers International Realty Fund Inc	95,128
8,302	Goldman Sachs Mid Cap Value Fund A	276,953
6,845	Harbor International Fund Inv	355,954
14,696	Invesco Developing Markets Fund	418,993
10,004	Invesco Global Real Estate Fund	95,138
11,347	Invesco International Growth Fund I	290,589
12,501	Invesco Van Kampen Small Cap Growth Fund A	120,386
13,899	Janus Perkins Mid Cap Value Fund S	280,343
55,532	Maxim American Century Growth Portfolio Initial Class(a)	546,430
78,609	Maxim Index 600 Portfolio Initial Class(a)	686,254
155,540	Maxim International Index Portfolio Initial Class(a)	1,295,644
33,934	Maxim Invesco ADR Portfolio Initial Class(a)	356,307
60,676	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	449,003
11,193	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	223,736

Shares			Value

Equity Mutual Funds — (continued)
30,293		Maxim MFS International Growth Portfolio Initial Class(a)	$291,118
56,290		Maxim Putnam Equity Income Portfolio Initial Class(a)	547,140
175,701		Maxim S&P 500® Index Portfolio Initial Class(a)	1,992,449
88,738		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	851,000
31,399		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	446,804
9,196		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	149,340
11,819		Nuveen Real Estate Securities Fund	224,210
14,296		Oppenheimer Developing Markets Fund A	419,146
16,588		Sentinel Small Company Fund A	120,763
12,079		T Rowe Price Real Estate Fund	223,946
4,692		Third Avenue Real Estate Value Fund/US	95,242
8,069		Wells Fargo Advantage Common Stock Fund A	149,283

TOTAL EQUITY MUTUAL FUNDS — 93.14% (Cost $11,413,695)			$11,225,202

MONEY MARKET FUND
4,816		Maxim Money Market Portfolio(a)	4,816

TOTAL MONEY MARKET FUND — 0.04% (Cost $4,816)			$4,816

Account Balance

FIXED INTEREST CONTRACT
13,245	(b)	Great-West Life & AnnuityContract(a)(c)	13,245

TOTAL FIXED INTEREST CONTRACT — 0.11% (Cost $13,245)			$13,245

TOTAL INVESTMENTS — 100.02% (Cost $12,250,022)			$12,053,926

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(1,927)

TOTAL NET ASSETS — 100.00%			$12,051,999

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
175,442	Maxim Bond Index Portfolio Initial Class(a)	$2,426,354
225,348	Maxim Federated Bond Portfolio Initial Class(a)	2,426,998
79,147	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	608,641
89,199	Maxim Templeton Global Bond Portfolio Initial Class(a)	806,362
62,202	Metropolitan West High Yield Bond Fund	610,818
131,625	Oppenheimer International Bond Fund A	817,393

TOTAL BOND MUTUAL FUNDS — 16.59% (Cost $7,798,389)		$7,696,566

EQUITY MUTUAL FUNDS
29,627	Allianz NFJ Small Cap Value Fund A	824,226
42,328	Cohen & Steers International Realty Fund Inc	380,102
26,222	Goldman Sachs Mid Cap Value Fund A	874,774
25,106	Harbor International Fund Inv	1,305,504
61,453	Invesco Developing Markets Fund	1,752,023
39,942	Invesco Global Real Estate Fund	379,849
41,722	Invesco International Growth Fund I	1,068,491
46,146	Invesco Van Kampen Small Cap Growth Fund A	444,384
44,619	Janus Perkins Mid Cap Value Fund S	899,975
175,886	Maxim American Century Growth Portfolio Initial Class(a)	1,730,720
289,792	Maxim Index 600 Portfolio Initial Class(a)	2,529,882
571,983	Maxim International Index Portfolio Initial Class(a)	4,764,616
124,723	Maxim Invesco ADR Portfolio Initial Class(a)	1,309,587

Shares		Value

Equity Mutual Funds — (continued)
191,809	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$1,419,390
41,154	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	822,665
111,377	Maxim MFS International Growth Portfolio Initial Class(a)	1,070,330
178,315	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,733,223
556,051	Maxim S&P 500® Index Portfolio Initial Class(a)	6,305,621
281,369	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	2,698,332
99,636	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,417,826
29,099	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	472,572
38,391	Nuveen Real Estate Securities Fund	728,287
59,806	Oppenheimer Developing Markets Fund A	1,753,505
61,880	Sentinel Small Company Fund A	450,483
39,181	T Rowe Price Real Estate Fund	726,421
18,763	Third Avenue Real Estate Value Fund/US	380,898
25,517	Wells Fargo Advantage Common Stock Fund A	472,058

TOTAL EQUITY MUTUAL FUNDS — 83.43% (Cost $41,055,807)		$38,715,744

TOTAL INVESTMENTS — 100.02% (Cost $48,854,196)		$46,412,310

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(7,292)

TOTAL NET ASSETS — 100.00%		$46,405,018

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
285,474	Maxim Bond Index Portfolio Initial Class(a)	$3,948,102
366,632	Maxim Federated Bond Portfolio Initial Class(a)	3,948,622
128,812	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	990,561
144,352	Maxim Templeton Global Bond Portfolio Initial Class(a)	1,304,945
101,390	Metropolitan West High Yield Bond Fund	995,653
213,346	Oppenheimer International Bond Fund A	1,324,880

TOTAL BOND MUTUAL FUNDS — 8.71% (Cost $12,675,380)		$12,512,763

EQUITY MUTUAL FUNDS
100,851	Allianz NFJ Small Cap Value Fund A	2,805,686
130,937	Cohen & Steers International Realty Fund Inc	1,175,814
89,626	Goldman Sachs Mid Cap Value Fund A	2,989,937
85,603	Harbor International Fund Inv	4,451,381
209,764	Invesco Developing Markets Fund	5,980,373
123,530	Invesco Global Real Estate Fund	1,174,770
141,855	Invesco International Growth Fund I	3,632,915
157,542	Invesco Van Kampen Small Cap Growth Fund A	1,517,129
151,009	Janus Perkins Mid Cap Value Fund S	3,045,850
599,048	Maxim American Century Growth Portfolio Initial Class(a)	5,894,636
986,017	Maxim Index 600 Portfolio Initial Class(a)	8,607,924
1,944,653	Maxim International Index Portfolio Initial Class(a)	16,198,963
425,178	Maxim Invesco ADR Portfolio Initial Class(a)	4,464,375

Shares		Value

Equity Mutual Funds — (continued)
682,608	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$5,051,297
140,079	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	2,800,180
378,087	Maxim MFS International Growth Portfolio Initial Class(a)	3,633,419
607,036	Maxim Putnam Equity Income Portfolio Initial Class(a)	5,900,395
1,885,956	Maxim S&P 500® Index Portfolio Initial Class(a)	21,386,737
957,690	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	9,184,244
339,023	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	4,824,292
99,229	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	1,611,486
118,753	Nuveen Real Estate Securities Fund	2,252,735
204,077	Oppenheimer Developing Markets Fund A	5,983,528
208,798	Sentinel Small Company Fund A	1,520,050
121,133	T Rowe Price Real Estate Fund	2,245,802
58,006	Third Avenue Real Estate Value Fund/US	1,177,514
86,621	Wells Fargo Advantage Common Stock Fund A	1,602,485

TOTAL EQUITY MUTUAL FUNDS — 91.30% (Cost $139,486,088)		$131,113,917

TOTAL INVESTMENTS — 100.01% (Cost $152,161,468)		$143,626,680

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(15,156)

TOTAL NET ASSETS — 100.00%		$143,611,524

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
5,256	Maxim Bond Index Portfolio Initial Class(a)	$72,687
6,750	Maxim Federated Bond Portfolio Initial Class(a)	72,696
2,349	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	18,067
2,694	Maxim Templeton Global Bond Portfolio Initial Class(a)	24,355
1,848	Metropolitan West High Yield Bond Fund	18,147
3,969	Oppenheimer International Bond Fund A	24,648

TOTAL BOND MUTUAL FUNDS — 5.10% (Cost $232,593)		$230,600

EQUITY MUTUAL FUNDS
3,303	Allianz NFJ Small Cap Value Fund A	91,885
4,118	Cohen & Steers International Realty Fund Inc	36,979
2,928	Goldman Sachs Mid Cap Value Fund A	97,683
2,806	Harbor International Fund Inv	145,922
6,864	Invesco Developing Markets Fund	195,688
3,886	Invesco Global Real Estate Fund	36,956
4,656	Invesco International Growth Fund I	119,240
5,144	Invesco Van Kampen Small Cap Growth Fund A	49,535
4,914	Janus Perkins Mid Cap Value Fund S	99,116
19,628	Maxim American Century Growth Portfolio Initial Class(a)	193,142
32,393	Maxim Index 600 Portfolio Initial Class(a)	282,790
63,712	Maxim International Index Portfolio Initial Class(a)	530,717
13,931	Maxim Invesco ADR Portfolio Initial Class(a)	146,272

Shares		Value

Equity Mutual Funds — (continued)
23,001	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$170,204
4,588	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	91,708
12,417	Maxim MFS International Growth Portfolio Initial Class(a)	119,330
19,884	Maxim Putnam Equity Income Portfolio Initial Class(a)	193,270
61,965	Maxim S&P 500® Index Portfolio Initial Class(a)	702,687
31,401	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	301,136
11,110	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	158,100
3,293	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	53,477
3,736	Nuveen Real Estate Securities Fund	70,869
6,678	Oppenheimer Developing Markets Fund A	195,810
6,882	Sentinel Small Company Fund A	50,100
3,812	T Rowe Price Real Estate Fund	70,668
1,824	Third Avenue Real Estate Value Fund/US	37,033
2,847	Wells Fargo Advantage Common Stock Fund A	52,675

TOTAL EQUITY MUTUAL FUNDS — 94.92% (Cost $4,321,982)		$4,292,992

TOTAL INVESTMENTS — 100.02% (Cost $4,554,575)		$4,523,592

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(740)

TOTAL NET ASSETS — 100.00%		$4,522,852

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
43,601	Maxim Bond Index Portfolio Initial Class(a)	$603,004
55,996	Maxim Federated Bond Portfolio Initial Class(a)	603,081
19,746	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	151,848
26,879	Maxim Templeton Global Bond Portfolio Initial Class(a)	242,982
15,452	Metropolitan West High Yield Bond Fund	151,736
39,487	Oppenheimer International Bond Fund A	245,216

TOTAL BOND MUTUAL FUNDS — 15.06% (Cost $2,030,042)		$1,997,867

EQUITY MUTUAL FUNDS
9,180	Allianz NFJ Small Cap Value Fund A	255,397
12,237	Cohen & Steers International Realty Fund Inc	109,887
7,054	Goldman Sachs Mid Cap Value Fund A	235,313
7,782	Harbor International Fund Inv	404,639
21,507	Invesco Developing Markets Fund	613,175
11,546	Invesco Global Real Estate Fund	109,806
12,897	Invesco International Growth Fund I	330,303
14,283	Invesco Van Kampen Small Cap Growth Fund A	137,544
11,838	Janus Perkins Mid Cap Value Fund S	238,768
47,292	Maxim American Century Growth Portfolio Initial Class(a)	465,351
90,067	Maxim Index 600 Portfolio Initial Class(a)	786,289
177,454	Maxim International Index Portfolio Initial Class(a)	1,478,192
38,831	Maxim Invesco ADR Portfolio Initial Class(a)	407,723

Shares		Value

Equity Mutual Funds — (continued)
51,795	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$383,280
12,753	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	254,933
34,575	Maxim MFS International Growth Portfolio Initial Class(a)	332,269
47,980	Maxim Putnam Equity Income Portfolio Initial Class(a)	466,367
149,536	Maxim S&P 500® Index Portfolio Initial Class(a)	1,695,741
75,735	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	726,303
26,807	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	381,462
7,856	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	127,578
9,079	Nuveen Real Estate Securities Fund	172,232
20,919	Oppenheimer Developing Markets Fund A	613,357
18,874	Sentinel Small Company Fund A	137,401
9,267	T Rowe Price Real Estate Fund	171,800
5,423	Third Avenue Real Estate Value Fund/US	110,077
6,861	Wells Fargo Advantage Common Stock Fund A	126,932

TOTAL EQUITY MUTUAL FUNDS — 84.96% (Cost $12,034,665)		$11,272,119

TOTAL INVESTMENTS — 100.02% (Cost $14,064,707)		$13,269,986

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(2,006)

TOTAL NET ASSETS — 100.00%		$13,267,980

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
57,600	Maxim Bond Index Portfolio Initial Class(a)	$796,614
73,973	Maxim Federated Bond Portfolio Initial Class(a)	796,693
26,112	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	200,798
35,301	Maxim Templeton Global Bond Portfolio Initial Class(a)	319,117
20,558	Metropolitan West High Yield Bond Fund	201,880
52,078	Oppenheimer International Bond Fund A	323,405

TOTAL BOND MUTUAL FUNDS — 8.01% (Cost $2,678,460)		$2,638,507

EQUITY MUTUAL FUNDS
24,809	Allianz NFJ Small Cap Value Fund A	690,179
30,412	Cohen & Steers International Realty Fund Inc	273,096
19,107	Goldman Sachs Mid Cap Value Fund A	637,397
20,959	Harbor International Fund Inv	1,089,862
58,167	Invesco Developing Markets Fund	1,658,351
28,701	Invesco Global Real Estate Fund	272,947
34,842	Invesco International Growth Fund I	892,303
38,566	Invesco Van Kampen Small Cap Growth Fund A	371,391
32,310	Janus Perkins Mid Cap Value Fund S	651,697
127,896	Maxim American Century Growth Portfolio Initial Class(a)	1,258,496
242,748	Maxim Index 600 Portfolio Initial Class(a)	2,119,186
476,630	Maxim International Index Portfolio Initial Class(a)	3,970,325
103,937	Maxim Invesco ADR Portfolio Initial Class(a)	1,091,345

Shares		Value

Equity Mutual Funds — (continued)
144,583	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$1,069,911
34,496	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	689,569
92,851	Maxim MFS International Growth Portfolio Initial Class(a)	892,298
129,521	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,258,944
404,766	Maxim S&P 500® Index Portfolio Initial Class(a)	4,590,047
204,544	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,961,583
72,292	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,028,718
21,067	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	342,132
22,558	Nuveen Real Estate Securities Fund	427,933
56,581	Oppenheimer Developing Markets Fund A	1,658,958
51,516	Sentinel Small Company Fund A	375,036
23,038	T Rowe Price Real Estate Fund	427,133
13,463	Third Avenue Real Estate Value Fund/US	273,296
18,473	Wells Fargo Advantage Common Stock Fund A	341,753

TOTAL EQUITY MUTUAL FUNDS — 92.01% (Cost $32,344,201)		$30,313,886

TOTAL INVESTMENTS — 100.02% (Cost $35,022,661)		$32,952,393

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(5,599)

TOTAL NET ASSETS — 100.00%		$32,946,794

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
911	Maxim Bond Index Portfolio Initial Class(a)	$12,598
1,170	Maxim Federated Bond Portfolio Initial Class(a)	12,601
412	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,170
562	Maxim Templeton Global Bond Portfolio Initial Class(a)	5,082
325	Metropolitan West High Yield Bond Fund	3,185
832	Oppenheimer International Bond Fund A	5,168

TOTAL BOND MUTUAL FUNDS — 5.01% (Cost $42,565)		$41,804

EQUITY MUTUAL FUNDS
648	Allianz NFJ Small Cap Value Fund A	18,040
770	Cohen & Steers International Realty Fund Inc	6,919
501	Goldman Sachs Mid Cap Value Fund A	16,698
551	Harbor International Fund Inv	28,644
1,526	Invesco Developing Markets Fund	43,509
727	Invesco Global Real Estate Fund	6,910
913	Invesco International Growth Fund I	23,381
1,010	Invesco Van Kampen Small Cap Growth Fund A	9,728
845	Janus Perkins Mid Cap Value Fund S	17,035
3,344	Maxim American Century Growth Portfolio Initial Class(a)	32,909
6,338	Maxim Index 600 Portfolio Initial Class(a)	55,333
12,515	Maxim International Index Portfolio Initial Class(a)	104,246
2,735	Maxim Invesco ADR Portfolio Initial Class(a)	28,720

Shares		Value

Equity Mutual Funds — (continued)
3,764	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$27,855
901	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	18,005
2,432	Maxim MFS International Growth Portfolio Initial Class(a)	23,376
3,388	Maxim Putnam Equity Income Portfolio Initial Class(a)	32,932
10,572	Maxim S&P 500® Index Portfolio Initial Class(a)	119,889
5,355	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	51,351
1,893	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	26,935
554	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	8,990
572	Nuveen Real Estate Securities Fund	10,850
1,485	Oppenheimer Developing Markets Fund A	43,551
1,345	Sentinel Small Company Fund A	9,790
583	T Rowe Price Real Estate Fund	10,801
341	Third Avenue Real Estate Value Fund/US	6,932
485	Wells Fargo Advantage Common Stock Fund A	8,977

TOTAL EQUITY MUTUAL FUNDS — 95.01% (Cost $849,865)		$792,306

TOTAL INVESTMENTS — 100.02% (Cost $892,430)		$834,110

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(140)

TOTAL NET ASSETS — 100.00%		$833,970

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$74,644,821	$266,900,083	$6,628,168
Investments at market value, unaffiliated(b)	35,804,247	123,412,572	2,911,472
Dividends receivable	153	732	22
Subscriptions receivable	111,769	958,866	39,147
Receivable for investments sold	–	49,166	–

Total Assets	110,560,990	391,321,419	9,578,809

LIABILITIES:
Payable to investment adviser	11,225	38,030	950
Redemptions payable	4,633	1,004,014	–
Payable for investments purchased	107,290	4,750	39,169
Payable for distribution fees	6,903	28,964	557

Total Liabilities	130,051	1,075,758	40,676

NET ASSETS	$110,430,939	$390,245,661	$9,538,133

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$924,711	$3,153,036	$75,866
Paid-in capital in excess of par	110,863,452	391,918,797	9,541,994
Net unrealized depreciation on investments	(2,136,162)	(8,744,191)	(172,483)
Accumulated net realized gain on investments	778,938	3,918,019	92,756

TOTAL NET ASSETS
Class T	$28,787,839	$37,124,966	$2,900,144

Class T1	$81,643,100	$351,144,349	$6,637,989

Class L	$0.00	$1,976,346	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	2,417,846	2,990,445	231,145
Class T1	6,829,268	28,322,464	527,517
Class L	0	217,447	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$11.91	$12.41	$12.55

Class T1	$11.95	$12.40	$12.58

Class L	$0.00	$9.09	$0.00

(a) Cost of investments, affiliated	$76,091,146	$272,812,657	$6,748,988
(b) Cost of investments, unaffiliated	$36,494,084	$126,244,189	$2,963,135

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$97,369,434	$349,739,637	$10,994,280
Investments at market value, unaffiliated(b)	40,480,196	143,739,545	4,464,145
Dividends receivable	325	1,540	58
Subscriptions receivable	174,480	1,590,312	66,287
Receivable for investments sold	10,732	927,718	–

Total Assets	138,035,167	495,998,752	15,524,770

LIABILITIES:
Payable to investment adviser	13,870	49,495	1,547
Redemptions payable	48,375	2,418,808	2,906
Payable for investments purchased	137,162	100,762	63,439
Payable for distribution fees	7,980	37,306	736

Total Liabilities	207,387	2,606,371	68,628

NET ASSETS	$137,827,780	$493,392,381	$15,456,142

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,119,564	$3,865,118	$119,289
Paid-in capital in excess of par	139,339,467	501,983,533	15,839,090
Net unrealized depreciation on investments	(4,123,143)	(18,751,983)	(684,502)
Accumulated net realized gain on investments	1,491,892	6,295,713	182,265

TOTAL NET ASSETS
Class T	$42,229,530	$46,667,032	$6,666,193

Class T1	$95,598,250	$443,236,056	$8,789,949

Class L	$0.00	$3,489,293	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	3,432,303	3,629,264	515,188
Class T1	7,763,335	34,622,235	677,701
Class L	0	399,680	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.30	$12.86	$12.94

Class T1	$12.31	$12.80	$12.97

Class L	$0.00	$8.73	$0.00

(a) Cost of investments, affiliated	$99,789,026	$361,492,710	$11,459,424
(b) Cost of investments, unaffiliated	$42,183,747	$150,738,455	$4,683,503

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$72,486,803	$233,067,774	$8,490,694
Investments at market value, unaffiliated(b)	29,201,693	96,504,663	3,563,232
Dividends receivable	386	1,471	59
Subscriptions receivable	133,554	1,082,059	40,436
Receivable for investments sold	–	360,050	–

Total Assets	101,822,436	331,016,017	12,094,421

LIABILITIES:
Payable to investment adviser	10,213	33,002	1,184
Redemptions payable	20,415	1,367,261	–
Payable for investments purchased	113,525	76,318	40,495
Payable for distribution fees	6,017	25,248	743

Total Liabilities	150,170	1,501,829	42,422

NET ASSETS	$101,672,266	$329,514,188	$12,051,999

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$797,425	$2,529,075	$91,383
Paid-in capital in excess of par	104,105,044	339,358,219	11,968,828
Net unrealized depreciation on investments	(4,642,982)	(17,508,733)	(196,096)
Accumulated net realized gain on investments	1,412,779	5,135,627	187,884

TOTAL NET ASSETS
Class T	$29,584,518	$27,285,358	$2,886,798

Class T1	$72,087,748	$300,439,426	$9,165,201

Class L	$0.00	$1,789,404	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	2,321,393	2,082,521	219,082
Class T1	5,652,853	22,995,550	694,743
Class L	0	212,676	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.74	$13.10	$13.18

Class T1	$12.75	$13.07	$13.19

Class L	$0.00	$8.41	$0.00

(a) Cost of investments, affiliated	$75,174,740	$243,896,991	$8,595,929
(b) Cost of investments, unaffiliated	$31,156,738	$103,184,179	$3,654,093

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Lifetime 2045 Portfolio I	Maxim Lifetime 2045 Portfolio II	Maxim Lifetime 2045 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$32,543,119	$99,750,178	$3,130,638
Investments at market value, unaffiliated(b)	13,869,191	43,876,502	1,392,954
Dividends receivable	217	736	24
Subscriptions receivable	81,482	598,863	18,989
Receivable for investments sold	–	34,131	–

Total Assets	46,494,009	144,260,410	4,542,605

LIABILITIES:
Payable to investment adviser	4,648	14,542	442
Redemptions payable	15,451	352,302	1,667
Payable for investments purchased	66,248	271,355	17,345
Payable for distribution fees	2,644	10,687	299

Total Liabilities	88,991	648,886	19,753

NET ASSETS	$46,405,018	$143,611,524	$4,522,852

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$360,291	$1,093,509	$34,068
Paid-in capital in excess of par	47,807,221	148,939,337	4,458,475
Net unrealized depreciation on investments	(2,441,886)	(8,534,788)	(30,983)
Accumulated net realized gain on investments	679,392	2,113,466	61,292

TOTAL NET ASSETS
Class T	$14,502,917	$13,480,034	$830,410

Class T1	$31,902,101	$129,725,207	$3,692,442

Class L	$0.00	$406,283	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,125,972	1,020,145	62,501
Class T1	2,476,935	9,866,308	278,179
Class L	0	48,638	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.88	$13.21	$13.29

Class T1	$12.88	$13.15	$13.27

Class L	$0.00	$8.35	$0.00

(a) Cost of investments, affiliated	$33,930,339	$104,925,787	$3,138,427
(b) Cost of investments, unaffiliated	$14,923,857	$47,235,681	$1,416,148

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Lifetime 2055 Portfolio I	Maxim Lifetime 2055 Portfolio II	Maxim Lifetime 2055 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$9,106,403	$22,385,776	$563,992
Investments at market value, unaffiliated(b)	4,163,583	10,566,617	270,118
Dividends receivable	67	181	4
Subscriptions receivable	25,817	148,805	1,491
Receivable for investments sold	–	14,737	–

Total Assets	13,295,870	33,116,116	835,605

LIABILITIES:
Payable to investment adviser	1,339	3,199	81
Redemptions payable	1,751	46,077	–
Payable for investments purchased	24,132	117,646	1,495
Payable for distribution fees	668	2,400	59

Total Liabilities	27,890	169,322	1,635

NET ASSETS	$13,267,980	$32,946,794	$833,970

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$105,029	$251,643	$6,233
Paid-in capital in excess of par	13,771,251	34,351,373	885,329
Net unrealized depreciation on investments	(794,721)	(2,070,268)	(58,320)
Undistributed net investment income	–	–	140
Accumulated net realized gain on investments	186,421	414,046	588

TOTAL NET ASSETS
Class T	$5,259,681	$3,242,402	$87,536

Class T1	$8,008,299	$29,644,832	$746,434

Class L	$0.00	$59,560	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	416,399	246,628	6,527
Class T1	633,892	2,262,636	55,803
Class L	0	7,170	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.63	$13.15	$13.41

Class T1	$12.63	$13.10	$13.38

Class L	$0.00	$8.31	$0.00

(a) Cost of investments, affiliated	$9,565,159	$23,607,887	$600,948
(b) Cost of investments, unaffiliated	$4,499,548	$11,414,774	$291,482

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III

INVESTMENT INCOME:
Interest	$90,178	$223,999	$3,375
Dividends, affiliated	1,730,268	5,212,301	106,168
Dividends, unaffiliated	1,174,453	3,335,600	63,724

Total Income	2,994,899	8,771,900	173,267

EXPENSES:
Management fees	122,011	364,309	7,244
Distribution fees - Class T1	73,895	271,309	5,393
Distribution fees - Class L	–	1,950	–

Total Expenses	195,906	637,568	12,637

Less amount waived by distributor - Class L	–	23	–

Net Expenses	195,906	637,545	12,637

NET INVESTMENT INCOME	2,798,993	8,134,355	160,630

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,467,317	3,582,508	80,144
Net realized gain on investments, unaffiliated	1,991,935	5,461,806	101,453
Capital gain distributions received, affiliated	746,634	3,326,510	96,818
Capital gain distribution received, unaffiliated	331,275	1,286,730	35,776
Change in net unrealized depreciation on investments	(5,440,583)	(18,931,850)	(347,493)

Net Realized and Unrealized Loss on Investments	(903,422)	(5,274,296)	(33,302)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,895,571	$2,860,059	$127,328

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III

INVESTMENT INCOME:
Interest	$49,999	$109,041	$1,300
Dividends, affiliated	2,129,053	6,402,593	150,229
Divdends, unaffiliated	1,139,088	3,245,717	71,451

Total Income	3,318,140	9,757,351	222,980

EXPENSES:
Management fees	150,465	481,425	9,710
Distribution fees - Class T1	83,299	350,190	6,140
Distribution fees - Class L	–	3,541	–

Total Expenses	233,764	835,156	15,850

Less amount waived by distributor - Class L	–	22	–

Net Expenses	233,764	835,134	15,850

NET INVESTMENT INCOME	3,084,376	8,922,217	207,130

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,888,606	4,862,911	173,540
Net realized gain on investments, unaffiliated	2,867,405	8,570,853	161,658
Capital gain distributions received, affiliated	1,290,184	5,788,843	199,769
Capital gain distribution received, unaffiliated	486,036	2,067,242	72,396
Change in net unrealized depreciation on investments	(10,019,825)	(37,848,790)	(1,016,663)

Net Realized and Unrealized Loss on Investments	(3,487,594)	(16,558,941)	(409,300)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(403,218)	$(7,636,724)	$(202,170)

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III

INVESTMENT INCOME:
Interest	$8,083	$12,459	$117
Dividends, affiliated	1,376,521	3,739,379	107,357
Divdends, unaffiliated	633,047	1,702,949	47,695

Total Income	2,017,651	5,454,787	155,169

EXPENSES:
Management fees	109,912	327,671	6,325
Distribution fees - Class T1	62,767	244,764	4,482
Distribution fees - Class L	–	1,823	–

Total Expenses	172,679	574,258	10,807

Less amount waived by distributor - Class L	–	22	–

Net Expenses	172,679	574,236	10,807

NET INVESTMENT INCOME	1,844,972	4,880,551	144,362

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,440,103	3,790,946	105,677
Net realized gain on investments, unaffiliated	2,358,494	6,671,120	124,908
Capital gain distributions received, affiliated	1,268,977	4,702,677	166,623
Capital gain distribution received, unaffiliated	458,532	1,679,948	63,256
Change in net unrealized depreciation on investments	(10,033,115)	(33,281,116)	(466,507)

Net Realized and Unrealized Loss on Investments	(4,507,009)	(16,436,425)	(6,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,662,037)	$(11,555,874)	$138,319

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Lifetime 2045 Portfolio I		Maxim Lifetime 2045 Portfolio II	Maxim Lifetime 2045 Portfolio III

INVESTMENT INCOME:
Dividends, affiliated	$576,071		$1,523,152	$39,893
Divdends, unaffiliated	262,389		726,878	18,658

Total Income	838,460		2,250,030	58,551

EXPENSES:
Management fees	49,934		139,825	2,467
Distribution fees - Class T1	27,456		97,462	1,686
Distribution fees - Class L	–		387	–

Total Expenses	77,39	0	237,674	4,153

Less amount waived by distributor - Class L	–		17	–

Net Expenses	77,390		237,657	4,153

NET INVESTMENT INCOME	761,070		2,012,373	54,398

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	646,441		1,567,634	33,095
Net realized gain on investments, unaffiliated	1,100,152		2,593,701	39,759
Capital gain distributions received, affiliated	618,362		2,047,288	60,113
Capital gain distribution received, unaffiliated	233,223		789,310	24,390
Change in net unrealized depreciation on investments	(5,065,701)		(15,197,006)	(129,825)

Net Realized and Unrealized Gain (Loss) on Investments	(2,467,523)		(8,199,073)	27,532

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,706,453)		$(6,186,700)	$81,930

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Lifetime 2055 Portfolio I	Maxim Lifetime 2055 Portfolio II	Maxim Lifetime 2055 Portfolio III

INVESTMENT INCOME:
Dividends, affiliated	$161,212	$338,578	$7,736
Divdends, unaffiliated	78,666	166,809	3,798

Total Income	239,878	505,387	11,534

EXPENSES:
Management fees	14,412	30,860	529
Distribution fees - Class T1	6,818	22,450	361
Distribution fees - Class L	–	78	–

Total Expenses	21,230	53,388	890

Less amount waived by distributor - Class T1	–	–	19
Less amount waived by distributor - Class L	–	8	–

Net Expenses	21,230	53,380	871

NET INVESTMENT INCOME	218,648	452,007	10,663

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	286,336	358,392	4,975
Net realized gain on investments, unaffiliated	361,109	554,289	2,904
Capital gain distributions received, affiliated	171,211	441,754	11,019
Capital gain distribution received, unaffiliated	69,515	177,302	4,615
Change in net unrealized depreciation on investments	(1,638,642)	(3,420,676)	(69,993)

Net Realized and Unrealized Loss on Investments	(750,471)	(1,888,939)	(46,480)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(531,823)	$(1,436,932)	$(35,817)

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2015 Portfolio I

OPERATIONS:
Net investment income	$2,798,993	$1,413,965
Net realized gain on investments, affiliated	1,467,317	861,074
Net realized gain on investments, unaffiliated	1,991,935	–
Capital gain distributions received, affiliated	746,634	291,861
Capital gain distributions received, unaffiliated	331,275	–
Change in net unrealized appreciation (depreciation) on investments	(5,440,583)	3,274,164

Net Increase in Net Assets Resulting from Operations	1,895,571	5,841,064

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,498,025)	(444,503)
Class T1	(4,146,544)	(975,295)

From net investment income	(5,644,569)	(1,419,798)

From net realized gains
Class T	(368,960)	(208,251)
Class T1	(1,039,712)	(481,298)

From net realized gains	(1,408,672)	(689,549)

Total Distributions	(7,053,241)	(2,109,347)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,131,051	25,968,992
Class T1	57,428,384	63,435,561
Shares issued in reinvestment of distributions
Class T	1,866,985	652,754
Class T1	5,186,256	1,456,593
Shares redeemed
Class T	(7,561,158)	(5,594,220)
Class T1	(35,795,055)	(19,490,263)

Net Increase in Net Assets Resulting from Capital Share Transactions	31,256,463	66,429,417

Total Increase in Net Assets	26,098,793	70,161,134

NET ASSETS:
Beginning of year	84,332,146	14,171,012

End of year (a)	$110,430,939	$84,332,146

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	804,186	2,146,989
Class T1	4,518,269	5,293,419
Shares issued in reinvestment of distributions
Class T	155,432	53,080
Class T1	430,279	119,066
Shares redeemed
Class T	(598,330)	(454,952)
Class T1	(2,820,266)	(1,617,598)

Net Increase	2,489,570	5,540,004

(a) Including undistributed net investment income:	$0	$4,208

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2015 Portfolio II

OPERATIONS:
Net investment income	$8,134,355	$3,217,083
Net realized gain on investments, affiliated	3,582,508	1,664,682
Net realized gain on investments, unaffiliated	5,461,806	–
Capital gain distributions received, affiliated	3,326,510	720,597
Capital gain distributions received, unaffiliated	1,286,730	–
Change in net unrealized appreciation (depreciation) on investments	(18,931,850)	10,049,318

Net Increase in Net Assets Resulting from Operations	2,860,059	15,651,680

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,510,958)	(375,535)
Class T1	(14,075,360)	(2,837,045)
Class L	(112,316)	N/A

From net investment income	(15,698,634)	(3,212,580)

From net realized gains
Class T	(330,517)	(161,658)
Class T1	(3,066,852)	(1,213,954)
Class L	(13,222)	N/A

From net realized gains	(3,410,591)	(1,375,612)

Total Distributions	(19,109,225)	(4,588,192)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	30,588,430	22,515,707
Class T1	277,283,504	242,544,891
Class L	2,250,968	N/A
Shares issued in reinvestment of distributions
Class T	1,841,475	537,193
Class T1	17,142,212	4,050,999
Class L	125,538	N/A
Shares redeemed
Class T	(19,014,717)	(2,669,881)
Class T1	(128,075,038)	(75,797,248)
Class L	(263,409)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	181,878,963	191,181,661

Total Increase in Net Assets	165,629,797	202,245,149

NET ASSETS:
Beginning of year	224,615,864	22,370,715

End of year(a)	$390,245,661	$224,615,864

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,358,683	1,848,015
Class T1	21,287,426	19,703,590
Class L	231,190	N/A
Shares issued in reinvestment of distributions
Class T	147,373	42,655
Class T1	1,374,425	322,342
Class L	13,762	N/A
Shares redeemed
Class T	(1,472,303)	(216,587)
Class T1	(9,819,821)	(6,148,630)
Class L	(27,505)	N/A

Net Increase	14,093,230	15,551,385

(a) Including undistributed net investment income:	$0	$17,282

See notes to financial statements.

Annual Report - December 31, 2011.

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2015 Portfolio III

OPERATIONS:
Net investment income	$160,630	$53,507
Net realized gain on investments, affiliated	80,144	74,714
Net realized gain on investments, unaffiliated	101,453	–
Capital gain distributions received, affiliated	96,818	13,649
Capital gain distributions received, unaffiliated	35,776	–
Change in net unrealized appreciation (depreciation) on investments	(347,493)	141,367

Net Increase in Net Assets Resulting from Operations	127,328	283,237

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(102,751)	(2,180)
Class T1	(217,364)	(51,823)

From net investment income	(320,115)	(54,003)

From net realized gains
Class T	(19,468)	(2,678)
Class T1	(91,665)	(49,798)

From net realized gains	(111,133)	(52,476)

Total Distributions	(431,248)	(106,479)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,816,340	192,677
Class T1	3,943,473	4,565,032
Shares issued in reinvestment of distributions
Class T	122,219	4,858
Class T1	309,029	101,621
Shares redeemed
Class T	(117,238)	(29,305)
Class T1	(1,935,400)	(1,863,346)

Net Increase in Net Assets Resulting from Capital Share Transactions	5,138,423	2,971,537

Total Increase in Net Assets	4,834,503	3,148,295

NET ASSETS:
Beginning of year	4,703,630	1,555,335

End of year(a)	$9,538,133	$4,703,630

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	214,790	15,618
Class T1	308,056	351,452
Shares issued in reinvestment of distributions
Class T	9,729	383
Class T1	24,437	7,914
Shares redeemed
Class T	(8,796)	(2,217)
Class T1	(145,996)	(144,972)

Net Increase	402,220	228,178

(a) Including undistributed net investment income:	$0	$163

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2025 Portfolio I

OPERATIONS:
Net investment income	$3,084,376	$1,520,312
Net realized gain on investments, affiliated	1,888,606	1,005,590
Net realized gain on investments, unaffiliated	2,867,405	–
Capital gain distributions received, affiliated	1,290,184	347,851
Capital gain distributions received, unaffiliated	486,036	–
Change in net unrealized appreciation (depreciation) on investments	(10,019,825)	5,747,376

Net Increase (Decrease) in Net Assets Resulting from Operations	(403,218)	8,621,129

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(2,208,645)	(600,800)
Class T1	(4,899,370)	(924,534)

From net investment income	(7,108,015)	(1,525,334)

From net realized gains
Class T	(512,241)	(297,443)
Class T1	(1,116,804)	(480,072)

From net realized gains	(1,629,045)	(777,515)

Total Distributions	(8,737,060)	(2,302,849)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	11,096,673	35,711,125
Class T1	56,038,798	66,841,031
Shares issued in reinvestment of distributions
Class T	2,720,886	898,243
Class T1	6,016,174	1,404,606
Shares redeemed
Class T	(9,297,886)	(4,190,206)
Class T1	(24,941,307)	(17,979,733)

Net Increase in Net Assets Resulting from Capital Share Transactions	41,633,338	82,685,066

Total Increase in Net Assets	32,493,060	89,003,346

NET ASSETS:
Beginning of year	105,334,720	16,331,374

End of year(a)	$137,827,780	$105,334,720

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	838,930	2,880,868
Class T1	4,221,819	5,380,587
Shares issued in reinvestment of distributions
Class T	219,028	69,558
Class T1	484,549	109,709
Shares redeemed
Class T	(703,898)	(330,771)
Class T1	(1,891,025)	(1,441,476)

Net Increase	3,169,403	6,668,475

(a) Including undistributed net investment income:	$0	$5,233

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2025 Portfolio II

OPERATIONS:
Net investment income	$8,922,217	$3,394,844
Net realized gain on investments, affiliated	4,862,911	2,019,088
Net realized gain on investments, unaffiliated	8,570,853	–
Capital gain distributions received, affiliated	5,788,843	855,237
Capital gain distributions received, unaffiliated	2,067,242	–
Change in net unrealized appreciation (depreciation) on investments	(37,848,790)	18,695,577

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,636,724)	24,964,746

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,801,617)	(499,319)
Class T1	(17,059,654)	(2,902,791)
Class L	(194,168)	N/A

From net investment income	(19,055,439)	(3,402,110)

From net realized gains
Class T	(597,452)	(279,472)
Class T1	(5,328,534)	(1,632,785)
Class L	(45,489)	N/A

From net realized gains	(5,971,475)	(1,912,257)

Total Distributions	(25,026,914)	(5,314,367)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	33,894,962	23,035,671
Class T1	318,139,741	257,390,755
Class L	4,283,525	N/A
Shares issued in reinvestment of distributions
Class T	2,399,069	778,791
Class T1	22,388,188	4,535,576
Class L	239,657	N/A
Shares redeemed
Class T	(27,200,461)	(6,579,652)
Class T1	(111,403,981)	(60,984,083)
Class L	(715,123)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	242,025,577	218,177,058

Total Increase in Net Assets	209,361,939	237,827,437

NET ASSETS:
Beginning of year	284,030,442	46,203,005

End of year(a)	$493,392,381	$284,030,442

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,487,103	1,807,576
Class T1	23,220,857	20,141,485
Class L	446,317	N/A
Shares issued in reinvestment of distributions
Class T	185,073	59,114
Class T1	1,737,888	339,872
Class L	27,326	N/A
Shares redeemed
Class T	(2,018,413)	(519,352)
Class T1	(8,153,309)	(4,779,214)
Class L	(73,963)	N/A

Net Increase	17,858,879	17,049,481

(a) Including undistributed net investment income:	$0	$11,576

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2025 Portfolio III

OPERATIONS:
Net investment income	$207,130	$48,978
Net realized gain on investments, affiliated	173,540	104,498
Net realized gain on investments, unaffiliated	161,658	–
Capital gain distributions received, affiliated	199,769	14,246
Capital gain distributions received, unaffiliated	72,396	–
Change in net unrealized appreciation (depreciation) on investments	(1,016,663)	269,627

Net Increase (Decrease) in Net Assets Resulting from Operations	(202,170)	437,349

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(264,256)	(8,253)
Class T1	(328,640)	(41,044)

From net investment income	(592,896)	(49,297)

From net realized gains
Class T	(17,506)	(17,502)
Class T1	(48,483)	(91,811)

From net realized gains	(65,989)	(109,313)

Total Distributions	(658,885)	(158,610)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,304,263	823,334
Class T1	6,943,244	4,524,607
Shares issued in reinvestment of distributions
Class T	281,762	25,755
Class T1	377,123	132,855
Shares redeemed
Class T	(499,697)	(115,811)
Class T1	(2,957,156)	(1,983,171)

Net Increase in Net Assets Resulting from Capital Share Transactions	10,449,539	3,407,569

Total Increase in Net Assets	9,588,484	3,686,308

NET ASSETS:
Beginning of year	5,867,658	2,181,350

End of year(a)	$15,456,142	$5,867,658

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	463,262	61,273
Class T1	504,472	337,880
Shares issued in reinvestment of distributions
Class T	21,733	1,893
Class T1	28,980	9,765
Shares redeemed
Class T	(37,205)	(8,894)
Class T1	(209,777)	(153,470)

Net Increase	771,465	248,447

(a) Including undistributed net investment income:	$0	$178

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2035 Portfolio I

OPERATIONS:
Net investment income	$1,844,972	$815,603
Net realized gain on investments, affiliated	1,440,103	596,975
Net realized gain on investments, unaffiliated	2,358,494	–
Capital gain distributions received, affiliated	1,268,977	206,827
Capital gain distributions received, unaffiliated	458,532	–
Change in net unrealized appreciation (depreciation) on investments	(10,033,115)	5,301,592

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,662,037)	6,920,997

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,521,964)	(322,712)
Class T1	(3,650,900)	(493,383)

From net investment income	(5,172,864)	(816,095)

From net realized gains
Class T	(327,783)	(191,624)
Class T1	(784,344)	(312,651)

From net realized gains	(1,112,127)	(504,275)

Total Distributions	(6,284,991)	(1,320,370)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	8,281,372	25,376,443
Class T1	47,286,104	43,366,083
Shares issued in reinvestment of distributions
Class T	1,849,747	514,336
Class T1	4,435,244	806,034
Shares redeemed
Class T	(5,200,364)	(3,282,133)
Class T1	(16,804,338)	(11,274,358)

Net Increase in Net Assets Resulting from Capital Share Transactions	39,847,765	55,506,405

Total Increase in Net Assets	30,900,737	61,107,032

NET ASSETS:
Beginning of year	70,771,529	9,664,497

End of year(a)	$101,672,266	$70,771,529

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	595,416	1,988,861
Class T1	3,373,641	3,365,898
Shares issued in reinvestment of distributions
Class T	143,962	37,511
Class T1	345,239	59,620
Shares redeemed
Class T	(374,039)	(255,996)
Class T1	(1,208,044)	(872,178)

Net Increase	2,876,175	4,323,716

(a) Including undistributed net investment income:	$0	$3,347

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2035 Portfolio II

OPERATIONS:
Net investment income	$4,880,551	$1,829,146
Net realized gain on investments, affiliated	3,790,946	1,638,526
Net realized gain on investments, unaffiliated	6,671,120	–
Capital gain distributions received, affiliated	4,702,677	503,162
Capital gain distributions received, unaffiliated	1,679,948	–
Change in net unrealized appreciation (depreciation) on investments	(33,281,116)	15,368,070

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,555,874)	19,338,904

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,081,368)	(216,162)
Class T1	(11,870,306)	(1,612,611)
Class L	(112,385)	N/A

From net investment income	(13,064,059)	(1,828,773)

From net realized gains
Class T	(372,168)	(165,301)
Class T1	(3,938,753)	(1,266,114)
Class L	(27,636)	N/A

From net realized gains	(4,338,557)	(1,431,415)

Total Distributions	(17,402,616)	(3,260,188)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	20,820,081	14,689,361
Class T1	219,632,967	169,550,993
Class L	2,097,571	N/A
Shares issued in reinvestment of distributions
Class T	1,453,536	381,463
Class T1	15,809,059	2,878,725
Class L	140,021	N/A
Shares redeemed
Class T	(14,286,258)	(3,240,115)
Class T1	(78,513,162)	(37,997,615)
Class L	(242,054)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	166,911,761	146,262,812

Total Increase in Net Assets	137,953,271	162,341,528

NET ASSETS:
Beginning of year	191,560,917	29,219,389

End of year(a)	$329,514,188	$191,560,917

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,476,909	1,116,495
Class T1	15,442,952	12,899,095
Class L	222,079	N/A
Shares issued in reinvestment of distributions
Class T	110,252	27,392
Class T1	1,203,758	205,668
Class L	16,575	N/A
Shares redeemed
Class T	(1,032,188)	(247,255)
Class T1	(5,542,659)	(2,879,662)
Class L	(25,978)	N/A

Net Increase	11,871,700	11,121,733

(a) Including undistributed net investment income:	$0	$6,316

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2035 Portfolio III

OPERATIONS:
Net investment income	$144,362	$26,521
Net realized gain on investments, affiliated	105,677	75,104
Net realized gain on investments, unaffiliated	124,908	–
Capital gain distributions received, affiliated	166,623	7,565
Capital gain distributions received, unaffiliated	63,256	–
Change in net unrealized appreciation (depreciation) on investments	(466,507)	240,961

Net Increase in Net Assets Resulting from Operations	138,319	350,151

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(97,867)	(447)
Class T1	(297,920)	(4,652)

From net investment income	(395,787)	(5,099)

From net realized gains
Class T	(10,758)	(6,754)
Class T1	(46,502)	(70,048)

From net realized gains	(57,260)	(76,802)

Total Distributions	(453,047)	(81,901)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,702,619	299,519
Class T1	7,389,737	2,759,596
Shares issued in reinvestment of distributions
Class T	108,625	7,201
Class T1	344,422	74,700
Shares redeemed
Class T	(65,860)	(80,941)
Class T1	(1,515,686)	(1,157,194)

Net Increase in Net Assets Resulting from Capital Share Transactions	8,963,857	1,902,881

Total Increase in Net Assets	8,649,129	2,171,131

NET ASSETS:
Beginning of year	3,402,870	1,231,739

End of year(a)	$12,051,999	$3,402,870

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	195,308	23,371
Class T1	559,207	205,576
Shares issued in reinvestment of distributions
Class T	8,234	514
Class T1	26,084	5,323
Shares redeemed
Class T	(4,705)	(5,973)
Class T1	(106,948)	(88,087)

Net Increase	677,180	140,724

(a) Including undistributed net investment income:	$0	$21,556
See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2045 Portfolio I

OPERATIONS:
Net investment income	$761,070	$319,307
Net realized gain on investments, affiliated	646,441	251,696
Net realized gain on investments, unaffiliated	1,100,152	–
Capital gain distributions received, affiliated	618,362	80,105
Capital gain distributions received, unaffiliated	233,223	–
Change in net unrealized appreciation (depreciation) on investments	(5,065,701)	2,586,719

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,706,453)	3,237,827

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(698,868)	(139,845)
Class T1	(1,509,210)	(179,639)

From net investment income	(2,208,078)	(319,484)

From net realized gains
Class T	(194,027)	(87,515)
Class T1	(417,241)	(119,289)

From net realized gains	(611,268)	(206,804)

Total Distributions	(2,819,346)	(526,288)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,734,655	11,701,760
Class T1	23,744,611	16,859,060
Shares issued in reinvestment of distributions
Class T	892,895	227,360
Class T1	1,926,451	298,928
Shares redeemed
Class T	(2,841,881)	(1,972,654)
Class T1	(8,347,474)	(3,490,248)

Net Increase in Net Assets Resulting from Capital Share Transactions	20,109,257	23,624,206

Total Increase in Net Assets	15,583,458	26,335,745

NET ASSETS:
Beginning of year	30,821,560	4,485,815

End of year(a)	$46,405,018	$30,821,560

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	335,442	908,090
Class T1	1,676,717	1,286,931
Shares issued in reinvestment of distributions
Class T	68,809	16,245
Class T1	148,603	21,573
Shares redeemed
Class T	(202,169)	(148,928)
Class T1	(596,749)	(265,967)

Net Increase	1,430,653	1,817,944

(a) Including undistributed net investment income:	$0	$1,255

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2045 Portfolio II

OPERATIONS:
Net investment income	$2,012,373	$694,055
Net realized gain on investments, affiliated	1,567,634	526,988
Net realized gain on investments, unaffiliated	2,593,701	–
Capital gain distributions received, affiliated	2,047,288	182,848
Capital gain distributions received, unaffiliated	789,310	–
Change in net unrealized appreciation (depreciation) on investments	(15,197,006)	6,570,104

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,186,700)	7,973,995

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(494,601)	(155,989)
Class T1	(4,788,494)	(537,901)
Class L	(24,030)	N/A

From net investment income	(5,307,125)	(693,890)

From net realized gains
Class T	(194,944)	(108,904)
Class T1	(1,654,198)	(377,034)
Class L	(6,637)	N/A

From net realized gains	(1,855,779)	(485,938)

Total Distributions	(7,162,904)	(1,179,828)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	9,122,856	9,419,376
Class T1	105,337,719	58,519,394
Class L	585,019	N/A
Shares issued in reinvestment of distributions
Class T	689,545	264,893
Class T1	6,442,692	914,935
Class L	30,667	N/A
Shares redeemed
Class T	(11,274,321)	(2,073,519)
Class T1	(29,871,146)	(11,288,939)
Class L	(161,871)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	80,901,160	55,756,140

Total Increase in Net Assets	67,551,556	62,550,307

NET ASSETS:
Beginning of year	76,059,968	13,509,661

End of year (a)	$143,611,524	$76,059,968

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	639,847	718,605
Class T1	7,357,644	4,414,356
Class L	62,638	N/A
Shares issued in reinvestment of distributions
Class T	51,884	18,804
Class T1	488,717	64,528
Class L	3,667	N/A
Shares redeemed
Class T	(816,783)	(156,739)
Class T1	(2,095,201)	(853,315)
Class L	(17,667)	N/A

Net Increase	5,674,746	4,206,239

(a) Including undistributed net investment income:	$0	$2,427

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2045 Portfolio III

OPERATIONS:
Net investment income	$54,398	$9,093
Net realized gain on investments, affiliated	33,095	17,515
Net realized gain on investments, unaffiliated	39,759	–
Capital gain distributions received, affiliated	60,113	2,466
Capital gain distributions received, unaffiliated	24,390	–
Change in net unrealized appreciation (depreciation) on investments	(129,825)	87,089

Net Increase in Net Assets Resulting from Operations	81,930	116,163

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(26,208)	(321)
Class T1	(113,504)	(784)

From net investment income	(139,712)	(1,105)

From net realized gains
Class T	(3,553)	(5,065)
Class T1	(17,326)	(15,270)

From net realized gains	(20,879)	(20,335)

Total Distributions	(160,591)	(21,440)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	691,418	224,826
Class T1	3,282,563	816,476
Shares issued in reinvestment of distributions
Class T	29,761	5,386
Class T1	130,830	16,054
Shares redeemed
Class T	(113,166)	(17,344)
Class T1	(586,965)	(228,026)

Net Increase in Net Assets Resulting from Capital Share Transactions	3,434,441	817,372

Total Increase in Net Assets	3,355,780	912,095

NET ASSETS:
Beginning of year	1,167,072	254,977

End of year (a)	$4,522,852	$1,167,072

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	49,844	17,495
Class T1	248,148	60,763
Shares issued in reinvestment of distributions
Class T	2,236	384
Class T1	9,846	1,131
Shares redeemed
Class T	(8,185)	(1,286)
Class T1	(41,620)	(17,859)

Net Increase	260,269	60,628

(a) Including undistributed net investment income:	$0	$8,015

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2055 Portfolio I

OPERATIONS:
Net investment income	$218,648	$96,981
Net realized gain on investments, affiliated	286,336	131,201
Net realized gain on investments, unaffiliated	361,109	–
Capital gain distributions received, affiliated	171,211	22,678
Capital gain distributions received, unaffiliated	69,515	–
Change in net unrealized appreciation (depreciation) on investments	(1,638,642)	806,327

Net Increase (Decrease) in Net Assets Resulting from Operations	(531,823)	1,057,187

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(331,969)	(51,645)
Class T1	(496,539)	(45,541)

From net investment income	(828,508)	(97,186)

From net realized gains
Class T	(56,796)	(58,906)
Class T1	(83,569)	(55,098)

From net realized gains	(140,365)	(114,004)

Total Distributions	(968,873)	(211,190)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,421,999	4,893,598
Class T1	6,880,646	3,896,200
Shares issued in reinvestment of distributions
Class T	388,765	110,551
Class T1	580,108	100,639
Shares redeemed
Class T	(1,743,450)	(1,458,070)
Class T1	(3,029,180)	(993,614)

Net Increase in Net Assets Resulting from Capital Share Transactions	5,498,888	6,549,304

Total Increase in Net Assets	3,998,192	7,395,301

NET ASSETS:
Beginning of year	9,269,788	1,874,487

End of year (a)	$13,267,980	$9,269,788

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	171,531	379,516
Class T1	487,054	295,990
Shares issued in reinvestment of distributions
Class T	30,541	7,889
Class T1	45,662	7,249
Shares redeemed
Class T	(123,712)	(109,265)
Class T1	(214,620)	(74,986)

Net Increase	396,456	506,393

(a) Including undistributed net investment income:	$0	$410

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2055 Portfolio II

OPERATIONS:
Net investment income	$452,007	$149,054
Net realized gain on investments, affiliated	358,392	142,973
Net realized gain on investments, unaffiliated	554,289	–
Capital gain distributions received, affiliated	441,754	36,219
Capital gain distributions received, unaffiliated	177,302	–
Change in net unrealized appreciation (depreciation) on investments	(3,420,676)	1,331,199

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,436,932)	1,659,445

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(135,377)	(24,482)
Class T1	(1,250,957)	(124,256)
Class L	(4,127)	N/A

From net investment income	(1,390,461)	(148,738)

From net realized gains
Class T	(26,613)	(17,917)
Class T1	(222,340)	(96,271)
Class L	(442)	N/A

From net realized gains	(249,395)	(114,188)

Total Distributions	(1,639,856)	(262,926)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,446,739	2,453,347
Class T1	25,284,394	13,647,596
Class L	70,553	N/A
Shares issued in reinvestment of distributions
Class T	161,990	42,399
Class T1	1,473,297	220,527
Class L	4,569	N/A
Shares redeemed
Class T	(1,561,300)	(347,485)
Class T1	(8,028,330)	(2,719,465)
Class L	(8,099)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	19,843,813	13,296,919

Total Increase in Net Assets	16,767,025	14,693,438

NET ASSETS:
Beginning of year	16,179,769	1,486,331

End of year (a)	$32,946,794	$16,179,769

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	170,696	184,554
Class T1	1,771,541	1,027,333
Class L	7,490	N/A
Shares issued in reinvestment of distributions
Class T	12,250	2,956
Class T1	112,028	15,484
Class L	549	N/A
Shares redeemed
Class T	(110,840)	(25,938)
Class T1	(563,470)	(203,071)
Class L	(869)	N/A

Net Increase	1,399,375	1,001,318

(a) Including undistributed net investment income:	$0	$575

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Lifetime 2055 Portfolio III

OPERATIONS:
Net investment income	$10,663	$1,505
Net realized gain (loss) from investments, affiliated	4,975	(18,127)
Net realized gain on investments, unaffiliated	2,904	–
Capital gain distributions received, affiliated	11,019	345
Capital gain distributions received, unaffiliated	4,615	–
Change in net unrealized appreciation (depreciation) on investments	(69,993)	4,137

Net Decrease in Net Assets Resulting from Operations	(35,817)	(12,140)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,103)	(502)
Class T1	(9,426)	(1,004)

From net investment income	(10,529)	(1,506)

From net realized gains
Class T	(188)	(1,502)
Class T1	(1,022)	(2,789)

From net realized gains	(1,210)	(4,291)

Total Distributions	(11,739)	(5,797)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	138,986	301,487
Class T1	701,057	74,333
Shares issued in reinvestment of distributions
Class T	1,291	2,004
Class T1	10,448	3,793
Shares redeemed
Class T	(113,403)	(240,991)
Class T1	(31,261)	(6,757)

Net Increase in Net Assets Resulting from Capital Share Transactions	707,118	133,869

Total Increase in Net Assets	659,562	115,932

NET ASSETS:
Beginning of year	174,408	58,476

End of year (a)	$833,970	$174,408

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	9,599	21,839
Class T1	49,847	5,530
Shares issued in reinvestment of distributions
Class T	96	143
Class T1	780	269
Shares redeemed
Class T	(7,931)	(19,591)
Class T1	(2,260)	(520)

Net Increase	50,131	7,670

(a) Including undistributed net investment income:	$140	$6

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2015 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.44	$11.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.69	0.27	0.21
Capital gain distributions received	0.12	0.04	0.01
Net realized and unrealized gain (loss)	(0.52)	0.91	1.61

Total Income From Investment Operations	0.29	1.22	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.66)	(0.32)	(0.19)
From net realized gains	(0.16)	(0.10)	–

Total Distributions	(0.82)	(0.42)	(0.19)

NET ASSET VALUE, END OF YEAR	$11.91	$12.44	$11.64

TOTAL RETURN(b)	2.27%	10.68%	18.37%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$28,788	$25,585	$3,625
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	2.78%	3.08%	7.65%	(e)
Portfolio turnover rate(f)	62%	48%	18%	(c)

(a)    Class T commenced operations on May 1, 2009.

(b)    Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)    Not annualized for periods less than one full year.

(d)    Does not include expenses of the underlying investments in which the Portfolio invests.

(e)    Annualized

(f)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2015 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.50	$11.64		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.64	0.27		0.19
Capital gain distributions	0.12	0.04		0.01
Net realized and unrealized gain (loss)	(0.50)	0.91		1.63

Total Income From Investment Operations	0.26	1.22		1.83

LESS DISTRIBUTIONS:
From net investment income	(0.65)	(0.26)		(0.19)
From net realized gains	(0.16)	(0.10)		–

Total Distributions	(0.81)	(0.36)		(0.19)

NET ASSET VALUE, END OF YEAR	$11.95	$12.50		$11.64

TOTAL RETURN(b)	2.15%	10.63%	(d)	18.37%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$81,643	$58,747		$10,546
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	2.74%
Before waiver	N/A	3.01%		8.02%	(f)
After waiver	N/A	3.01%		8.03%	(f)
Portfolio turnover rate(g)	62%	48%		18%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009 (a)
Maxim Lifetime 2015 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.88	$11.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.54	0.25	0.18
Capital gain distributions received	0.15	0.04	0.01
Net realized and unrealized gain (loss)	(0.50)	1.07	1.85

Total Income From Investment Operations	0.19	1.36	2.04

LESS DISTRIBUTIONS:
From net investment income	(0.54)	(0.25)	(0.18)
From net realized gains	(0.12)	(0.09)	–

Total Distributions	(0.66)	(0.34)	(0.18)

NET ASSET VALUE, END OF YEAR	$12.41	$12.88	$11.86

TOTAL RETURN(b)	1.49%	11.59%	20.48%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$37,125	$25,210	$3,353
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	2.67%	2.84%	7.61%	(e)
Portfolio turnover rate(f)	52%	37%	104%	(c)

(a)     Class T commenced operations on May 1, 2009.

(b)     Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns         would be lower.

(c)     Not annualized for periods less than one full year.

(d)     Does not include expenses of the underlying investments in which the Portfolio invests.

(e)     Annualized

(f)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2015 Portfolio II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.88	$11.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.54	0.23		0.19
Capital gain distributions	0.15	0.04		0.01
Net realized and unrealized gain (loss)	(0.51)	1.08		1.84

Total Income From Investment Operations	0.18	1.35		2.04

LESS DISTRIBUTIONS:
From net investment income	(0.54)	(0.24)		(0.18)
From net realized gains	(0.12)	(0.09)		–

Total Distributions	(0.66)	(0.33)		(0.18)

NET ASSET VALUE, END OF YEAR	$12.40	$12.88		$11.86

TOTAL RETURN(b)	1.34%	11.50%	(d)	20.53%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$351,144	$199,406		$19,018
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	2.68%
Before waiver	N/A	2.82%		7.17%	(f)
After waiver	N/A	2.82%		7.17%	(f)
Portfolio turnover rate(g)	52%	37%		104%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim Lifetime 2015 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.61
Capital gain distributions received	0.10
Net realized and unrealized loss	(0.95)

Total Loss From Investment Operations	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.61)
From net realized gains	(0.06)

Total Distributions	(0.67)

NET ASSET VALUE, END OF PERIOD	$9.09

TOTAL RETURN(b)	(2.39%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,976
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.37%	(f)
Ratio of net investment income to average net assets
Before waiver	3.95%	(f)
After waiver	3.96%	(f)
Portfolio turnover rate(g)	52%	(c)

(a)	Class L commenced operations on April 7, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2015 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.24	$12.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.49	0.19	0.20
Capital gain distributions received	0.16	0.04	0.01
Net realized and unrealized gain (loss)	(0.61)	1.27	2.09

Total Income From Investment Operations	0.04	1.50	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.53)	(0.18)	(0.17)
From net realized gains	(0.20)	(0.21)	–

Total Distributions	(0.73)	(0.39)	(0.17)

NET ASSET VALUE, END OF YEAR	$12.55	$13.24	$12.13

TOTAL RETURN(b)	0.31%	12.55%	23.07%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,900	$204	$20
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	5.64%	2.39%	3.14%	(e)
Portfolio turnover rate(f)	78%	64%	65%	(c)

(a)    Class T commenced operations on May 1, 2009.

(b)    Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)    Not annualized for periods less than one full year.

(d)    Does not include expenses of the underlying investments in which the Portfolio invests.

(e)    Annualized

(f)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2015 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.19	$12.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.44	0.21		0.17
Capital gain distributions	0.18	0.04		0.01
Net realized and unrealized gain (loss)	(0.59)	1.23		2.12

Total Income From Investment Operations	0.03	1.48		2.30

LESS DISTRIBUTIONS:
From net investment income	(0.44)	(0.21)		(0.17)
From net realized gains	(0.20)	(0.21)		–

Total Distributions	(0.64)	(0.42)		(0.17)

NET ASSET VALUE, END OF YEAR	$12.58	$13.19		$12.13

TOTAL RETURN(b)	0.35%	12.38%	(d)	23.07%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$6,638	$4,499		$1,535
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	2.31%
Before waiver	N/A	2.56%		5.57%	(f)
After waiver	N/A	2.56%		5.58%	(f)
Portfolio turnover rate(g)	78%	64%		65%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009 (a)
Maxim Lifetime 2025 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.11	$12.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.70	0.24	0.19
Capital gain distributions received	0.16	0.04	0.01
Net realized and unrealized gain (loss)	(0.83)	1.18	2.00

Total Income From Investment Operations	0.03	1.46	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.68)	(0.28)	(0.17)
From net realized gains	(0.16)	(0.10)	–

Total Distributions	(0.84)	(0.38)	(0.17)

NET ASSET VALUE, END OF YEAR	$12.30	$13.11	$12.03

TOTAL RETURN(b)	0.22%	12.26%	22.15%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$42,230	$40,346	$5,517
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	2.43%	2.78%	5.49%	(e)
Portfolio turnover rate(f)	54%	42%	24%	(c)

(a)     Class T commenced operations on May 1, 2009.

(b)     Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns         would be lower.

(c)     Not annualized for periods less than one full year.

(d)     Does not include expenses of the underlying investments in which the Portfolio invests.

(e)     Annualized

(f)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009 (a)
Maxim Lifetime 2025 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.13	$12.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.67	0.24		0.17
Capital gain distributions	0.16	0.04		0.01
Net realized and unrealized gain (loss)	(0.81)	1.15		2.02

Total Income From Investment Operations	0.02	1.43		2.20

LESS DISTRIBUTIONS:
From net investment income	(0.68)	(0.23)		(0.17)
From net realized gains	(0.16)	(0.10)		–

Total Distributions	(0.84)	(0.33)		(0.17)

NET ASSET VALUE, END OF YEAR	$12.31	$13.13		$12.03

TOTAL RETURN(b)	0.17%	12.03%	(d)	22.15%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$95,598	$64,989		$10,814
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	2.48%
Before waiver	N/A	2.77%		6.37%	(f)
After waiver	N/A	2.77%		6.37%	(f)
Portfolio turnover rate(g)	54%	42%		24%	(c)

(a)     Class T1 commenced operations on May 1, 2009.

(b)     Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)     Not annualized for periods less than one full year.

(d)     Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)     Does not include expenses of the underlying investments in which the Portfolio invests.

(f)     Annualized

(g)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2025 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.68	$12.35	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.49	0.21	0.16
Capital gain distributions received	0.22	0.04	0.01
Net realized and unrealized gain (loss)	(0.84)	1.36	2.33

Total Income (Loss) From Investment Operations	(0.13)	1.61	2.50

LESS DISTRIBUTIONS:
From net investment income	(0.52)	(0.19)	(0.15)
From net realized gains	(0.17)	(0.09)	–

Total Distributions	(0.69)	(0.28)	(0.15)

NET ASSET VALUE, END OF YEAR	$12.86	$13.68	$12.35

TOTAL RETURN(b)	(1.00%)	13.23%	25.14%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$46,667	$40,717	$20,100
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	2.02%	2.06%	12.62%	(e)
Portfolio turnover rate(f)	50%	33%	14%	(c)

(a)     Class T commenced operations on May 1, 2009.

(b)     Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns         would be lower.

(c)     Not annualized for periods less than one full year.

(d)     Does not include expenses of the underlying investments in which the Portfolio invests.

(e)     Annualized

(f)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2025 Portfolio II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.66	$12.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.53	0.20		0.15
Capital gain distributions	0.20	0.04		0.01
Net realized and unrealized gain (loss)	(0.89)	1.37		2.33

Total Income (Loss) From Investment Operations	(0.16)	1.61		2.49

LESS DISTRIBUTIONS:
From net investment income	(0.53)	(0.20)		(0.15)
From net realized gains	(0.17)	(0.09)		–

Total Distributions	(0.70)	(0.29)		(0.15)

NET ASSET VALUE, END OF YEAR	$12.80	$13.66		$12.34

TOTAL RETURN(b)	(1.18%)	13.26%	(d)	25.04%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$443,236	$243,313		$26,103
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	2.25%
Before waiver	N/A	2.37%		6.02%	(f)
After waiver	N/A	2.37%		6.02%	(f)
Portfolio turnover rate(g)	50%	33%		14%	(c)

(a)    Class T1 commenced operations on May 1, 2009.

(b)    Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)    Not annualized for periods less than one full year.

(d)    Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)    Does not include expenses of the underlying investments in which the Portfolio invests.

(f)    Annualized

(g)    Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011 (a)
Maxim Lifetime 2025 Portfolio II - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.58
Capital gain distributions received	0.13
Net realized and unrealized loss	(1.27)

Total Loss From Investment Operations	(0.56)

LESS DISTRIBUTIONS:
From net investment income	(0.58)
From net realized gains	(0.13)

Total Distributions	(0.71)

NET ASSET VALUE, END OF PERIOD	$8.73

TOTAL RETURN(b)	(5.69%)	(c) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,489
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.37%	(f)
Ratio of net investment income to average net assets
Before waiver	3.38%	(f)
After waiver	3.38%	(f)
Portfolio turnover rate(g)	50%	(c)

(a)	Class L commenced operations on April 7, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011.

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2025 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.94	$12.61	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.56	0.16	0.15
Capital gain distributions received	0.22	0.04	0.01
Net realized and unrealized gain (loss)	(1.11)	1.58	2.59

Total Income (Loss) From Investment Operations	(0.33)	1.78	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.15)	(0.14)
From net realized gains	(0.09)	(0.30)	–

Total Distributions	(0.67)	(0.45)	(0.14)

NET ASSET VALUE, END OF YEAR	$12.94	$13.94	$12.61

TOTAL RETURN(b)	(2.34%)	14.32%	27.63%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$6,666	$939	$166
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	4.20%	2.15%	5.71%	(e)
Portfolio turnover rate(f)	83%	84%	108%	(c)

(a)  Class T commenced operations on May 1, 2009.

(b)  Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)  Not annualized for periods less than one full year.

(d)  Does not include expenses of the underlying investments in which the Portfolio invests.

(e)  Annualized

(f)  Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011.

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2025 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.92	$12.61		$ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.52	0.15		0.14
Capital gain distributions	0.24	0.03		0.01
Net realized and unrealized gain (loss)	(1.10)	1.58		2.60

Total Income (Loss) From Investment Operations	(0.34)	1.76		2.75

LESS DISTRIBUTIONS:
From net investment income	(0.52)	(0.15)		(0.14)
From net realized gains	(0.09)	(0.30)		–

Total Distributions	(0.61)	(0.45)		(0.14)

NET ASSET VALUE, END OF YEAR	$12.97	$13.92		$12.61

TOTAL RETURN(b)	(2.38%)	14.14%	(d)	27.63%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$8,790	$4,928		$2,016
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	2.05%
Before waiver	N/A	1.76%		4.85%	(f)
After waiver	N/A	1.76%		4.86%	(f)
Portfolio turnover rate(g)	83%	84%		108%	(c)

(a)     Class T1 commenced operations on May 1, 2009.

(b)     Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns         would be lower.

(c)     Not annualized for periods less than one full year.

(d)     Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)     Does not include expenses of the underlying investments in which the Portfolio invests.

(f)     Annualized

(g)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2035 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.87	$12.49	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.72	0.19	0.17
Capital gain distributions received	0.22	0.04	0.01
Net realized and unrealized gain (loss)	(1.22)	1.48	2.46

Total Income (Loss) From Investment Operations	(0.28)	1.71	2.64

LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.23)	(0.15)
From net realized gains	(0.15)	(0.10)	–

Total Distributions	(0.85)	(0.33)	(0.15)

NET ASSET VALUE, END OF YEAR	$12.74	$13.87	$12.49

TOTAL RETURN(b)	(2.02%)	13.80%	26.50%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$29,585	$27,133	$2,319
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.98%	2.46%	6.44%	(e)
Portfolio turnover rate(f)	53%	44%	9%	(c)

(a)	Class T commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	0$72,0880	0$72,0880		0$72,0880
	Year Ended December 31,
Maxim Lifetime 2035 Portfolio I - Class T1	2011	2010		2009	(a)

NET ASSET VALUE, BEGINNING OF YEAR	$13.89	$12.48		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.68	0.19		0.15
Capital gain distributions	0.22	0.04		0.01
Net realized and unrealized gain (loss)	(1.20)	1.46		2.47

Total Income (Loss) From Investment Operations	(0.30)	1.69		2.63

LESS DISTRIBUTIONS:
From net investment income	(0.69)	(0.18)		(0.15)
From net realized gains	(0.15)	(0.10)		–

Total Distributions	(0.84)	(0.28)		(0.15)

NET ASSET VALUE, END OF YEAR	$12.75	$13.89		$12.48

TOTAL RETURN(b)	(2.12%)	13.69%	(d)	26.40%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$72,088	$43,639		$7,346
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	2.03%
Before waiver	N/A	2.17%		5.77%	(f)
After waiver	N/A	2.17%		5.77%	(f)
Portfolio turnover rate(g)	53%	44%		9%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2035 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.29	$12.72	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.54	0.17	0.10
Capital gain distributions received	0.26	0.04	0.01
Net realized and unrealized gain (loss)	(1.25)	1.62	2.71

Total Income (Loss) From Investment Operations	(0.45)	1.83	2.82

LESS DISTRIBUTIONS:
From net investment income	(0.55)	(0.16)	(0.10)
From net realized gains	(0.19)	(0.10)	–

Total Distributions	(0.74)	(0.26)	(0.10)

NET ASSET VALUE, END OF YEAR	$13.10	$14.29	$12.72

TOTAL RETURN(b)	(3.17%)	14.60%	28.19%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$27,285	$21,833	$8,028
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.66%	1.72%	11.71%	(e)
Portfolio turnover rate(f)	51%	36%	13%	(c)

(a)	Class T commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	0$300,4290	0$300,4290		0$300,4290
	Year Ended December 31,
Maxim Lifetime 2035 Portfolio II - Class T1	2011	2010		2009(a)

NET ASSET VALUE, BEGINNING OF YEAR	$14.27	$12.72		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.55	0.16		0.10
Capital gain distributions	0.25	0.04		0.01
Net realized and unrealized gain (loss)	(1.26)	1.62		2.71

Total Income (Loss) From Investment Operations	(0.46)	1.82		2.82

LESS DISTRIBUTIONS:
From net investment income	(0.55)	(0.16)		(0.10)
From net realized gains	(0.19)	(0.11)		–

Total Distributions	(0.74)	(0.27)		(0.10)

NET ASSET VALUE, END OF YEAR	$13.07	$14.27		$12.72

TOTAL RETURN(b)	(3.30%)	14.41%	(d)	28.19%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$300,439	$169,728		$21,191
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	1.80%
Before waiver	N/A	1.86%		5.20%	(f)
After waiver	N/A	1.86%		5.20%	(f)
Portfolio turnover rate(g)	51%	36%		13%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011 (a)
Maxim Lifetime 2035 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.60
Capital gain distributions received	0.16
Net realized and unrealized loss	(1.61)

Total Loss From Investment Operations	(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.60)
From net realized gains	(0.14)

Total Distributions	(0.74)

NET ASSET VALUE, END OF PERIOD	$8.41

TOTAL RETURN(b)	(8.50%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,789
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.37%	(f)
Ratio of net investment income to average net assets
Before waiver	3.04%	(f)
After waiver	3.04%	(f)
Portfolio turnover rate(g)	51%	(c)

(a) Class	L commenced operations on April 7, 2011.
(b) Performance	does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c) Not	annualized for periods less than one full year.
(d) Performance	shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e) Does	not include expenses of the underlying investments in which the Portfolio invests.
(f) Annualized
(g) Portfolio	turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2035 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.39	$12.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.45	0.14	0.14
Capital gain distributions received	0.24	0.04	0.01
Net realized and unrealized gain (loss)	(1.23)	1.75	2.82

Total Income (Loss) From Investment Operations	(0.54)	1.93	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.56)	(0.04)	(0.13)
From net realized gains	(0.11)	(0.34)	–

Total Distributions	(0.67)	(0.38)	(0.13)

NET ASSET VALUE, END OF YEAR	$13.18	$14.39	$12.84

TOTAL RETURN(b)	(3.79%)	15.14%	29.81%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,887	$291	$30
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	4.38%	1.67%	2.43%	(e)
Portfolio turnover rate(f)	64%	81%	27%	(c)

(a)	Class T commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2035 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.38	$12.84		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	0.12		0.13
Capital gain distributions	0.25	0.03		0.01
Net realized and unrealized gain (loss)	(1.24)	1.76		2.83

Total Income (Loss) From Investment Operations	(0.57)	1.91		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.51)	(0.03)		(0.13)
From net realized gains	(0.11)	(0.34)		–

Total Distributions	(0.62)	(0.37)		(0.13)

NET ASSET VALUE, END OF YEAR	$13.19	$14.38		$12.84

TOTAL RETURN(b)	(3.93%)	15.05%	(d)	29.81%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$9,165	$3,111		$1,202
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	2.46%
Before waiver	N/A	1.42%		5.78%	(f)
After waiver	N/A	1.42%		5.78%	(f)
Portfolio turnover rate(g)	64%	81%		27%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2045 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.18	$12.67	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.67	0.19	0.14
Capital gain distributions received	0.24	0.04	0.01
Net realized and unrealized gain (loss)	(1.37)	1.58	2.66

Total Income (Loss) From Investment Operations	(0.46)	1.81	2.81

LESS DISTRIBUTIONS:
From net investment income	(0.66)	(0.20)	(0.14)
From net realized gains	(0.18)	(0.10)	–

Total Distributions	(0.84)	(0.30)	(0.14)

NET ASSET VALUE, END OF YEAR	$12.88	$14.18	$12.67

TOTAL RETURN(b)	(3.21%)	14.37%	28.18%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$14,503	$13,104	$1,881
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.79%	2.15%	8.89%	(e)
Portfolio turnover rate(f)	52%	41%	25%	(c)

(a)	Class T commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Reports December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2045 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.19	$12.66		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.65	0.17		0.15
Capital gain distributions	0.23	0.04		0.01
Net realized and unrealized gain (loss)	(1.35)	1.59		2.64

Total Income (Loss) From Investment Operations	(0.47)	1.80		2.80

LESS DISTRIBUTIONS:
From net investment income	(0.66)	(0.17)		(0.14)
From net realized gains	(0.18)	(0.10)		–

Total Distributions	(0.84)	(0.27)		(0.14)

NET ASSET VALUE, END OF YEAR	$12.88	$14.19		$12.66

TOTAL RETURN(b)	(3.31%)	14.28%	(d)	28.07%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$31,902	$17,717		$2,605
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	1.85%
Before waiver	N/A	1.94%		5.51%	(f)
After waiver	N/A	1.94%		5.51%	(f)
Portfolio turnover rate(g)	52%	41%		25%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2045 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.48	$12.82	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.49	0.16	0.13
Capital gain distributions received	0.30	0.03	0.01
Net realized and unrealized gain (loss)	(1.38)	1.72	2.81

Total Income (Loss) From Investment Operations	(0.59)	1.91	2.95

LESS DISTRIBUTIONS:
From net investment income	(0.50)	(0.15)	(0.13)
From net realized gains	(0.18)	(0.10)	–

Total Distributions	(0.68)	(0.25)	(0.13)

NET ASSET VALUE, END OF YEAR	$13.21	$14.48	$12.82

TOTAL RETURN(b)	(4.08%)	15.00%	29.61%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13,480	$16,577	$7,238
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.31%	1.51%	14.17%	(e)
Portfolio turnover rate(f)	54%	35%	22%	(c)

(a)	Class T commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2045 Portfolio II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.45	$12.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.53	0.15		0.13
Capital gain distributions	0.26	0.03		0.01
Net realized and unrealized gain (loss)	(1.38)	1.71		2.80

Total Income (Loss) From Investment Operations	(0.59)	1.89		2.94

LESS DISTRIBUTIONS:
From net investment income	(0.53)	(0.15)		(0.13)
From net realized gains	(0.18)	(0.10)		–

Total Distributions	(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF YEAR	$13.15	$14.45		$12.81

TOTAL RETURN(b)	(4.09%)	14.83%	(d)	29.51%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$129,725	$59,483		$6,272
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	1.81%
Before waiver	N/A	1.81%		6.14%	(f)
After waiver	N/A	1.81%		6.14%	(f)
Portfolio turnover rate(g)	54%	35%		22%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011(a)
Maxim Lifetime 2045 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.57
Capital gain distributions received	0.16
Net realized and unrealized loss	(1.66)

Total Loss From Investment Operations	(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.57)
From net realized gains	(0.15)

Total Distributions	(0.72)

NET ASSET VALUE, END OF PERIOD	$8.35

TOTAL RETURN(b)	(9.38%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$406
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.36%	(f)
Ratio of net investment income to average net assets
Before waiver	3.03%	(f)
After waiver	3.04%	(f)
Portfolio turnover rate(g)	54%	(c)

(a)	Class L commenced operations on April 7, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Reported December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2045 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.53	$12.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	0.15	0.13
Capital gain distributions received	0.24	0.03	0.01
Net realized and unrealized gain (loss)	(1.27)	1.76	2.88

Total Income (Loss) From Investment Operations	(0.64)	1.94	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.51)	(0.03)	(0.13)
From net realized gains	(0.09)	(0.27)	–

Total Distributions	(0.60)	(0.30)	(0.13)

NET ASSET VALUE, END OF YEAR	$13.29	$14.53	$12.89

TOTAL RETURN(b)	(4.44%)	15.22%	30.28%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$830	$270	$26
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	2.90%	1.56%	2.38%	(e)
Portfolio turnover rate(f)	68%	69%	15%	(c)

(a)	Class T commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2045 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.51	$12.89		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.40	0.12		0.13
Capital gain distributions	0.25	0.03		0.01
Net realized and unrealized gain (loss)	(1.31)	1.77		2.88

Total Income (Loss) From Investment Operations	(0.66)	1.92		3.02

LESS DISTRIBUTIONS:
From net investment income	(0.49)	(0.03)		(0.13)
From net realized gains	(0.09)	(0.27)		–

Total Distributions	(0.58)	(0.30)		(0.13)

NET ASSET VALUE, END OF YEAR	$13.27	$14.51		$12.89

TOTAL RETURN(b)	(4.52%)	15.05%	(d)	30.28%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,692	$897		$229
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.19%	(f)
Ratio of net investment income to average net assets	2.61%
Before waiver	N/A	1.59%		4.64%	(f)
After waiver	N/A	1.59%		4.66%	(f)
Portfolio turnover rate(g)	68%	69%		15%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2055 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.17	$12.71	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.86	0.17	0.16
Capital gain distributions received	0.23	0.03	0.01
Net realized and unrealized gain (loss)	(1.62)	1.64	2.67

Total Income (Loss) From Investment Operations	(0.53)	1.84	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.86)	(0.20)	(0.13)
From net realized gains	(0.15)	(0.18)	–

Total Distributions	(1.01)	(0.38)	(0.13)

NET ASSET VALUE, END OF YEAR	$12.63	$14.17	$12.71

TOTAL RETURN(b)	(3.76%)	14.57%	28.44%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$5,260	$4,790	$762
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.78%	2.02%	3.91%	(e)
Portfolio turnover rate(f)	65%	59%	20%	(c)

(a)	Class T commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2055 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.19	$12.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.86	0.17		0.12
Capital gain distributions	0.23	0.03		0.01
Net realized and unrealized gain (loss)	(1.64)	1.62		2.71

Total Income (Loss) From Investment Operations	(0.55)	1.82		2.84

LESS DISTRIBUTIONS:
From net investment income	(0.86)	(0.16)		(0.13)
From net realized gains	(0.15)	(0.18)		–

Total Distributions	(1.01)	(0.34)		(0.13)

NET ASSET VALUE, END OF YEAR	$12.63	$14.19		$12.71

TOTAL RETURN(b)	(3.98%)	14.44%	(d)	28.44%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$8,008	$4,480		$1,113
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	1.85%
Before waiver	N/A	1.74%		9.09%	(f)
After waiver	N/A	1.74%		9.11%	(f)
Portfolio turnover rate(g)	65%	59%		20%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2055 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.50	$12.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.60	0.16	0.13
Capital gain distributions received	0.25	0.03	0.01
Net realized and unrealized gain (loss)	(1.50)	1.72	2.85

Total Income (Loss) From Investment Operations	(0.65)	1.91	2.99

LESS DISTRIBUTIONS:
From net investment income	(0.59)	(0.17)	(0.13)
From net realized gains	(0.11)	(0.10)	–

Total Distributions	(0.70)	(0.27)	(0.13)

NET ASSET VALUE, END OF YEAR	$13.15	$14.50	$12.86

TOTAL RETURN(b)	(4.52%)	14.96%	30.01%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,242	$2,531	$167
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.54%	2.01%	5.27%	(e)
Portfolio turnover rate(f)	56%	50%	6%	(c)

(a)	Class T commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statement.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2055 Portfolio II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.48	$12.84		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.60	0.15		0.13
Capital gain distributions	0.25	0.03		0.01
Net realized and unrealized gain (loss)	(1.52)	1.71		2.83

Total Income (Loss) From Investment Operations	(0.67)	1.89		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(0.15)		(0.13)
From net realized gains	(0.11)	(0.10)		–

Total Distributions	(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF YEAR	$13.10	$14.48		$12.84

TOTAL RETURN(b)	(4.60%)	14.81%	(d)	29.81%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$29,645	$13,649		$1,320
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	1.79%
Before waiver	N/A	1.89%		6.36%	(f)
After waiver	N/A	1.89%		6.36%	(f)
Portfolio turnover rate(g)	56%	50%		6%	(c)

(a)	Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011(a)
Maxim Lifetime 2055 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.65
Capital gain distributions received	0.16
Net realized and unrealized loss	(1.78)

Total Loss From Investment Operations	(0.97)

LESS DISTRIBUTIONS:
From net investment income	(0.65)
From net realized gains	(0.07)

Total Distributions	(0.72)

NET ASSET VALUE, END OF PERIOD	$8.31

TOTAL RETURN(b)	(9.73%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$60
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.35%	(f)
Ratio of net investment income to average net assets
Before waiver	2.35%	(f)
After waiver	2.37%	(f)
Portfolio turnover rate(g)	56%	(c)

(a)     Class L commenced operations on April 7, 2011.

(b)     Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)     Not annualized for periods less than one full year.

(d)     Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)     Does not include expenses of the underlying investments in which the Portfolio invests.

(f)     Annualized

(g)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011.

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim Lifetime 2055 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$14.30	$12.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.16	0.14
Capital gain distributions received	0.26	0.03	0.01
Net realized and unrealized gain (loss)	(1.14)	1.74	2.90

Total Income (Loss) From Investment Operations	(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.14)	(0.14)
From net realized gains	(0.03)	(0.40)	–

Total Distributions	(0.20)	(0.54)	(0.14)

NET ASSET VALUE, END OF YEAR	$13.41	$14.30	$12.91

TOTAL RETURN(b)	(4.80%)	15.04%	30.55%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$88	$68	$31
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.46%	0.81%	2.76%	(e)
Portfolio turnover rate(f)	67%	224%	7%	(c)

(a)     Class T commenced operations on May 1, 2009.

(b)     Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)     Not annualized for periods less than one full year.

(d)     Does not include expenses of the underlying investments in which the Portfolio invests.

(e)     Annualized

(f)     Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report  December 31, 2011.

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim Lifetime 2055 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$14.29	$12.91		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.14		0.14
Capital gain distributions	0.25	0.03		0.01
Net realized and unrealized gain (loss)	(1.14)	1.76		2.90

Total Income (Loss) From Investment Operations	(0.69)	1.93		3.05

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.15)		(0.14)
From net realized gains	(0.03)	(0.40)		–

Total Distributions	(0.22)	(0.55)		(0.14)

NET ASSET VALUE, END OF YEAR	$13.38	$14.29		$12.91

TOTAL RETURN(b)	(4.89%)	15.05%	(d)	30.55%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$746	$106		$28
Ratio of expenses to average net assets(e)
Before waiver	0.22%	0.22%		0.22%	(f)
After waiver	0.22%	0.19%		0.13%	(f)
Ratio of net investment income to average net assets
Before waiver	2.67%	1.52%		2.29%	(f)
After waiver	2.67%	1.55%		2.37%	(f)
Portfolio turnover rate(g)	67%	224%		7%	(c)

(a)     Class T1 commenced operations on May 1, 2009.

(b)     Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)     Not annualized for periods less than one full year.

(d)     Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)     Does not include expenses of the underlying investments in which the Portfolio invests.

(f)     Annualized

(g)    Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Reported  December 31, 2011

MAXIM SERIES FUND, INC.

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of the Portfolio. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

Each of the Portfolios offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class T shares are not subject to any distribution fees, Class T1 shares are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class T1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these Portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels during the year.

Maxim Lifetime 2015 Portfolio I

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$62,651,424	$—	$—	$62,651,424
Equity Mutual Funds	41,141,417	—	—	41,141,417
Money Market Fund	1,851,267	—	—	1,851,267
Fixed Interest Contract	—	—	4,804,960	4,804,960

Total	$105,644,108	$0	$4,804,960	$110,449,068

Total Investments	$105,644,108	$0	$4,804,960	$110,449,068

Maxim Lifetime 2015 Portfolio II

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$183,451,146	$—	$—	$183,451,146
Equity Mutual Funds	187,512,491	—	—	187,512,491
Money Market Fund	5,360,982	—	—	5,360,982
Fixed Interest Contract	—	—	13,988,036	13,988,036

Total	$376,324,619	$0	$13,988,036	$390,312,655

Total Investments	$376,324,619	$0	$13,988,036	$390,312,655

Maxim Lifetime 2015 Portfolio III

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,483,425	$—	$—	$3,483,425
Equity Mutual Funds	5,686,451	—	—	5,686,451
Money Market Fund	102,380	—	—	102,380
Fixed Interest Contract	—	—	267,384	267,384

Total	$9,272,256	$0	$267,384	$9,539,640

Total Investments	$9,272,256	$0	$267,384	$9,539,640

Maxim Lifetime 2025 Portfolio I

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$61,353,419	$—	$—	$61,353,419
Equity Mutual Funds	72,714,133	—	—	72,714,133
Money Market Fund	1,045,082	—	—	1,045,082
Fixed Interest Contract	—	—	2,736,996	2,736,996

Total	$135,112,634	$0	$2,736,996	$137,849,630

Total Investments	$135,112,634	$0	$2,736,996	$137,849,630

Maxim Lifetime 2025 Portfolio II

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$151,908,835	$—	$—	$151,908,835
Equity Mutual Funds	332,198,071	—	—	332,198,071
Money Market Fund	2,614,208	—	—	2,614,208
Fixed Interest Contract	—	—	6,758,068	6,758,068

Total	$486,721,114	$0	$6,758,068	$493,479,182

Total Investments	$486,721,114	$0	$6,758,068	$493,479,182

Maxim Lifetime 2025 Portfolio III

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$2,854,388	$—	$—	$2,854,388
Equity Mutual Funds	12,427,098	—	—	12,427,098
Money Market Fund	49,229	—	—	49,229
Fixed Interest Contract	—	—	127,710	127,710

Total	$15,330,715	$0	$127,710	$15,458,425

Total Investments	$15,330,715	$0	$127,710	$15,458,425

Maxim Lifetime 2035 Portfolio I

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$25,921,783	$—	$—	$25,921,783
Equity Mutual Funds	75,157,898	—	—	75,157,899
Money Market Fund	172,480	—	—	172,479
Fixed Interest Contract	—	—	436,335	436,335

Total	$101,252,161	$0	$436,335	$101,688,496

Total Investments	$101,252,161	$0	$436,335	$101,688,496

Maxim Lifetime 2035 Portfolio II

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$45,258,781	$—	$—	$45,258,781
Equity Mutual Funds	283,258,438	—	—	283,258,438
Money Market Fund	296,764	—	—	296,764
Fixed Interest Contract	—	—	758,454	758,454

Total	$328,813,983	$0	$758,454	$329,572,437

Total Investments	$328,813,983	$0	$758,454	$329,572,437

Maxim Lifetime 2035 Portfolio III

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$810,663	$—	$—	$810,664
Equity Mutual Funds	11,225,202	—	—	11,225,202
Money Market Fund	4,816	—	—	4,816
Fixed Interest Contract	—	—	13,245	13,245

Total	$12,040,681	$0	$13,245	$12,053,926

Total Investments	$12,040,681	$0	$13,245	$12,053,926

Maxim Lifetime 2045 Portfolio I

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$7,696,566	$—	$—	$7,696,566
Equity Mutual Funds	38,715,744	—	—	38,715,744

Total	$46,412,310	$0	$0	$46,412,310

Total Investments	$46,412,310	$0	$0	$46,412,310

Maxim Lifetime 2045 Portfolio II

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$12,512,763	$—	$—	$12,512,763
Equity Mutual Funds	131,113,917	—	—	131,113,917

Total	$143,626,680	$0	$0	$143,626,680

Total Investments	$143,626,680	$0	$0	$143,626,680

Maxim Lifetime 2045 Portfolio III

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$230,600	$—	$—	$230,600
Equity Mutual Funds	4,292,992	—	—	4,292,992

Total	$4,523,592	$0	$0	$4,523,592

Total Investments	$4,523,592	$0	$0	$4,523,592

Maxim Lifetime 2055 Portfolio I

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,997,867	$—	$—	$1,997,867
Equity Mutual Funds	11,272,119	—	—	11,272,119

Total	$13,269,986	$0	$0	$13,269,986

Total Investments	$13,269,986	$0	$0	$13,269,986

Maxim Lifetime 2055 Portfolio II

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$2,638,507	$—	$—	$2,638,507
Equity Mutual Funds	30,313,886	—	—	30,313,886

Total	$32,952,393	$0	$0	$32,952,393

Total Investments	$32,952,393	$0	$0	$32,952,393

Maxim Lifetime 2055 Portfolio III

	X$110,449,068X	X$110,449,068X	X$110,449,068X	X$110,449,068X
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$41,804	$—	$—	$41,804
Equity Mutual Funds	792,306	—	—	792,306

Total	$834,110	$0	$0	$834,110

Total Investments	$834,110	$0	$0	$834,110

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2011:

	X$13,988,036X	X$13,988,036X	X$13,988,036X
	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains	-	-	-
Total unrealized gains	-	-	-
Total interest received	90,178	223,999	3,375
Purchases	6,111,845	15,242,162	313,339
Sales	(1,397,063)	(1,478,125)	(49,330)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending Balance, December 31, 2011	$4,804,960	$13,988,036	$267,384

	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains	-	-	-
Total unrealized gains (losses)	-	-	-
Total interest received	49,999	109,041	1,300
Purchases	3,104,889	7,612,817	169,813
Sales	(417,892)	(963,790)	(43,403)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending Balance, December 31, 2011	$2,736,996	$6,758,068	$127,710

	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains	-	-	-
Total unrealized gains	-	-	-
Total interest received	8,083	12,459	117
Purchases	524,911	874,260	16,216
Sales	(96,659)	(128,265)	(3,088)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending Balance, December 31, 2011	$436,335	$758,454	$13,245

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolios did not incur any interest or penalties.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolios adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolios’ financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolios will adopt ASU No. 2011-04 for the fiscal year beginning January 1, 2012. At this time, the Portfolios are evaluating the impact, if any, of ASU No. 2011-04 on financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the

Portfolios and GWL&A being an affiliated entity, the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and the Fund permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Interest Contracts may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. Below is a summary of the transactions for each underlying Investment during the year ended December 31, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Lifetime 2015 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	4,804,960	$—	$6,111,845	$1,397,063	$—	$90,178	$4,804,960
Maxim American Century Growth Portfolio Initial Class	205,997	—	2,410,670	404,579	(7,973)	5,235	2,027,014
Maxim Bond Index Portfolio Initial Class	1,127,172	11,592,086	7,005,713	3,502,061	88,787	384,304	15,588,784
Maxim Federated Bond Portfolio Initial Class	1,448,537	11,605,930	6,962,359	3,184,589	104,423	490,385	15,600,745
Maxim Index 600 Portfolio Initial Class	203,978	1,798,204	1,135,813	909,465	154,143	19,858	1,780,725
Maxim International Index Portfolio Initial Class	419,741	—	5,220,727	1,177,560	(74,741)	77,806	3,496,442
Maxim Invesco ADR Portfolio Initial Class	92,008	2,483,685	673,041	1,843,855	202,602	26,336	966,079
Maxim Janus Large Cap Growth Portfolio Initial Class	224,098	1,654,390	1,557,085	828,775	49,964	255	1,658,324
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	29,169	506,553	347,754	224,008	45,397	989	583,087
Maxim MFS International Growth Portfolio Initial Class	82,151	1,996,538	556,247	1,475,269	188,250	11,874	789,469
Maxim Money Market Portfolio Initial Class	1,851,267	2,510,416	963,885	1,623,034	—	—	1,851,267
Maxim Putnam Equity Income Portfolio Initial Class	209,188	—	2,628,214	542,680	(49,607)	19,029	2,033,308
Maxim Putnam High Yield Bond Portfolio Initial Class	515,478	2,950,246	1,782,978	577,082	29,876	233,861	3,964,022
Maxim S&P 500® Index Portfolio Initial Class	650,543	7,383,452	4,341,182	3,768,345	511,054	123,981	7,377,158
Maxim S&P MidCap 400® Index Portfolio Initial Class	328,748	—	4,427,015	1,165,402	(31,587)	23,707	3,152,696
Maxim Short Duration Bond Portfolio Initial Class	286,638	2,094,830	1,400,338	529,154	8,619	72,585	2,955,238
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	116,469	2,036,221	1,082,793	1,262,609	96,354	33,553	1,657,359
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	33,975	1,089,607	395,606	754,972	118,356	7,321	551,747
Maxim Templeton Global Bond Portfolio Initial Class	421,062	2,870,923	1,856,616	606,532	33,400	199,189	3,806,397

					$1,467,317	$1,820,446	$74,644,821

Maxim Lifetime 2015 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	13,988,036	$—	$15,242,162	$1,478,125	$—	$223,999	$13,988,036
Maxim American Century Growth Portfolio Initial Class	982,051	—	10,370,471	834,962	(18,772)	24,867	9,663,387
Maxim Bond Index Portfolio Initial Class	3,295,185	25,386,941	25,609,988	6,655,244	183,945	999,385	45,572,409
Maxim Federated Bond Portfolio Initial Class	4,233,926	25,417,261	25,238,760	5,620,222	174,051	1,259,942	45,599,379
Maxim Index 600 Portfolio Initial Class	976,000	6,121,490	5,177,764	2,097,790	345,310	91,540	8,520,476
Maxim International Index Portfolio Initial Class	2,015,751	—	22,005,801	2,864,230	(174,330)	371,132	16,791,204
Maxim Invesco ADR Portfolio Initial Class	440,629	8,317,736	3,358,164	5,831,230	600,285	125,163	4,626,609
Maxim Janus Large Cap Growth Portfolio Initial Class	1,133,743	5,521,223	7,867,853	1,909,477	87,278	1,208	8,389,702
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	138,625	1,684,888	1,718,044	558,062	93,662	4,541	2,771,105
Maxim MFS International Growth Portfolio Initial Class	395,186	6,783,259	2,793,592	4,766,768	590,608	56,548	3,797,733
Maxim Money Market Portfolio Initial Class	5,360,982	5,793,872	3,192,664	3,625,553	—	—	5,360,982
Maxim Putnam Equity Income Portfolio Initial Class	996,876	—	10,698,727	752,122	(57,566)	90,124	9,689,630
Maxim Putnam High Yield Bond Portfolio Initial Class	1,501,813	6,395,398	6,641,350	984,979	50,419	630,044	11,548,941
Maxim S&P 500® Index Portfolio Initial Class	3,104,365	24,728,248	19,984,316	8,276,839	1,051,628	548,089	35,203,496
Maxim S&P MidCap 400® Index Portfolio Initial Class	1,568,724	—	17,752,807	2,222,322	(11,068)	106,272	15,044,064
Maxim Short Duration Bond Portfolio Initial Class	837,685	4,574,239	5,019,773	922,227	16,198	186,169	8,636,539
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	555,907	6,818,464	5,087,706	3,414,614	200,126	145,931	7,910,559
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	165,381	3,681,070	1,892,925	2,252,682	368,936	34,821	2,685,788
Maxim Templeton Global Bond Portfolio Initial Class	1,227,881	6,294,342	6,557,045	880,072	81,798	536,525	11,100,044

					$3,582,508	$5,436,300	$266,900,083

Maxim Lifetime 2015 Portfolio III
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	267,384	$—	$313,339	$49,330	$—	$3,375	$267,384
Maxim American Century Growth Portfolio Initial Class	30,820	—	356,885	62,180	(148)	778	303,266
Maxim Bond Index Portfolio Initial Class	62,718	400,303	668,369	218,438	1,661	15,414	867,389
Maxim Federated Bond Portfolio Initial Class	80,540	400,734	655,951	194,861	3,072	19,189	867,421
Maxim Index 600 Portfolio Initial Class	30,769	158,398	223,317	100,074	13,547	2,807	268,612
Maxim International Index Portfolio Initial Class	63,043	—	717,273	144,766	(8,882)	11,587	525,149
Maxim Invesco ADR Portfolio Initial Class	13,799	216,971	122,745	171,905	9,581	3,909	144,894
Maxim Janus Large Cap Growth Portfolio Initial Class	36,314	144,056	293,482	88,867	(1,255)	38	268,720
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	4,317	36,209	74,624	25,633	2,738	138	86,303
Maxim MFS International Growth Portfolio Initial Class	12,287	175,049	102,082	140,950	9,056	1,747	118,078
Maxim Money Market Portfolio Initial Class	102,380	97,873	78,712	74,205	—	—	102,380
Maxim Putnam Equity Income Portfolio Initial Class	31,290	—	364,509	63,946	(3,425)	2,837	304,138
Maxim Putnam High Yield Bond Portfolio Initial Class	28,703	100,949	167,058	39,914	1,280	11,133	220,731
Maxim S&P 500® Index Portfolio Initial Class	97,131	643,797	833,979	352,378	40,859	16,083	1,101,466
Maxim S&P MidCap 400® Index Portfolio Initial Class	49,268	—	617,722	149,271	(1,807)	3,186	472,484
Maxim Short Duration Bond Portfolio Initial Class	15,918	72,381	123,870	31,776	9	2,816	164,113
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	17,461	178,074	193,440	113,092	6,430	4,269	248,464
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	5,232	95,720	74,847	73,502	6,019	1,094	84,969
Maxim Templeton Global Bond Portfolio Initial Class	23,474	98,777	167,437	40,216	1,409	9,143	212,207

					$80,144	$109,543	$6,628,168

Maxim Lifetime 2025 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	2,736,996	$—	$3,104,889	$417,892	$—	$49,999	$2,736,996
Maxim American Century Growth Portfolio Initial Class	364,748	—	3,898,831	338,930	(6,080)	9,229	3,589,119
Maxim Bond Index Portfolio Initial Class	1,238,811	12,364,060	7,322,640	3,085,726	81,608	411,600	17,132,758
Maxim Federated Bond Portfolio Initial Class	1,592,205	12,378,936	7,261,346	2,737,433	92,778	525,701	17,148,051
Maxim Index 600 Portfolio Initial Class	434,772	3,494,825	1,609,878	963,903	155,721	42,163	3,795,563
Maxim International Index Portfolio Initial Class	876,498	—	9,719,898	1,200,405	(54,339)	161,912	7,301,230
Maxim Invesco ADR Portfolio Initial Class	191,093	4,860,959	1,119,737	3,278,632	398,324	54,520	2,006,479
Maxim Janus Large Cap Growth Portfolio Initial Class	396,580	2,671,119	2,244,574	752,813	44,272	450	2,934,690
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	61,789	979,353	567,706	259,960	48,481	2,086	1,235,165
Maxim MFS International Growth Portfolio Initial Class	171,062	3,921,101	933,728	2,639,980	365,389	24,720	1,643,905
Maxim Money Market Portfolio Initial Class	1,045,082	1,461,354	499,973	916,245	—	—	1,045,082
Maxim Putnam Equity Income Portfolio Initial Class	370,461	—	4,125,883	377,943	(30,400)	33,738	3,600,884
Maxim Putnam High Yield Bond Portfolio Initial Class	561,626	3,101,674	1,809,466	394,288	22,041	251,780	4,318,904
Maxim S&P 500® Index Portfolio Initial Class	1,149,905	11,946,637	5,322,970	3,624,982	461,233	217,560	13,039,919
Maxim S&P MidCap 400® Index Portfolio Initial Class	582,292	—	6,734,104	906,511	494	41,687	5,584,183
Maxim Short Duration Bond Portfolio Initial Class	162,857	1,149,753	763,329	228,990	3,495	40,126	1,679,061
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	206,379	3,301,814	1,350,754	1,447,641	86,153	58,926	2,936,769
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	60,182	1,777,347	514,663	1,028,250	181,465	12,943	977,359
Maxim Templeton Global Bond Portfolio Initial Class	515,854	3,423,035	2,050,553	431,812	37,971	239,912	4,663,317

					$1,888,606	$2,179,052	$97,369,434

Maxim Lifetime 2025 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	6,758,068	$—	$7,612,817	$930,790	$—	$109,041	$6,758,068
Maxim American Century Growth Portfolio Initial Class	1,713,590	—	17,613,480	936,802	(15,944)	43,266	16,861,729
Maxim Bond Index Portfolio Initial Class	3,068,118	22,447,428	24,699,795	5,884,879	201,279	942,478	42,432,078
Maxim Federated Bond Portfolio Initial Class	3,940,112	22,474,445	24,522,033	5,094,614	180,504	1,186,861	42,435,011
Maxim Index 600 Portfolio Initial Class	2,048,782	11,947,409	9,926,659	2,669,595	537,585	194,629	17,885,863
Maxim International Index Portfolio Initial Class	4,126,838	—	43,435,025	3,825,724	(308,843)	761,983	34,376,564
Maxim Invesco ADR Portfolio Initial Class	900,187	16,545,820	6,593,517	11,195,926	1,109,067	256,668	9,451,966
Maxim Janus Large Cap Growth Portfolio Initial Class	1,901,916	9,115,291	12,742,457	2,474,302	(61,405)	2,112	14,074,181
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	291,812	3,320,333	3,415,477	785,111	146,325	9,609	5,833,313
Maxim MFS International Growth Portfolio Initial Class	802,501	13,417,632	5,351,306	9,010,696	1,122,831	115,419	7,712,030
Maxim Money Market Portfolio Initial Class	2,614,208	2,250,375	1,686,543	1,322,710	—	—	2,614,208
Maxim Putnam Equity Income Portfolio Initial Class	1,739,217	—	18,524,293	1,063,759	(78,987)	157,583	16,905,191
Maxim Putnam High Yield Bond Portfolio Initial Class	1,387,937	5,665,657	6,325,404	859,081	25,676	591,840	10,673,238
Maxim S&P 500® Index Portfolio Initial Class	5,401,828	40,578,204	31,591,152	9,029,460	1,197,720	974,965	61,256,727
Maxim S&P MidCap 400® Index Portfolio Initial Class	2,741,962	—	29,715,706	2,398,111	(22,770)	188,995	26,295,418
Maxim Short Duration Bond Portfolio Initial Class	401,997	2,112,526	2,506,117	458,499	7,241	90,762	4,144,584
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	972,220	11,174,925	8,310,717	4,712,476	145,765	261,987	13,834,693
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	286,256	6,055,648	3,021,328	3,303,326	610,155	61,043	4,648,797
Maxim Templeton Global Bond Portfolio Initial Class	1,277,210	6,101,513	7,255,163	888,454	66,712	562,393	11,545,978

					$4,862,911	$6,511,634	$349,739,637

Maxim Lifetime 2025 Portfolio III
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	127,710	$—	$169,813	$43,403	$—	$1,300	$127,710
Maxim American Century Growth Portfolio Initial Class	65,121	—	680,734	44,140	(1,105)	1,640	640,786
Maxim Bond Index Portfolio Initial Class	57,711	265,786	749,058	228,849	(443)	11,457	798,150
Maxim Federated Bond Portfolio Initial Class	74,117	266,004	736,983	208,816	1,599	14,633	798,242
Maxim Index 600 Portfolio Initial Class	78,189	290,084	596,452	157,163	29,112	6,934	682,591
Maxim International Index Portfolio Initial Class	156,319	—	1,742,682	306,360	(11,079)	28,826	1,302,136
Maxim Invesco ADR Portfolio Initial Class	34,142	400,899	342,517	327,954	21,184	9,720	358,490
Maxim Janus Large Cap Growth Portfolio Initial Class	74,221	221,471	632,586	124,836	5,942	79	549,237
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	11,089	80,178	190,046	44,617	7,993	339	221,673
Maxim MFS International Growth Portfolio Initial Class	30,589	327,120	277,762	263,251	21,146	4,353	293,962
Maxim Money Market Portfolio Initial Class	49,229	23,232	47,074	21,078	—	—	49,229
Maxim Putnam Equity Income Portfolio Initial Class	66,186	—	691,073	42,445	(3,639)	6,006	643,327
Maxim Putnam High Yield Bond Portfolio Initial Class	26,098	67,316	187,197	46,574	1,065	9,086	200,698
Maxim S&P 500® Index Portfolio Initial Class	205,264	989,359	1,957,658	537,500	74,701	30,926	2,327,694
Maxim S&P MidCap 400® Index Portfolio Initial Class	104,335	—	1,238,102	215,581	2,155	6,267	1,000,572
Maxim Short Duration Bond Portfolio Initial Class	7,614	26,212	73,334	20,905	(108)	1,129	78,499
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	37,015	273,494	476,305	198,114	11,901	8,019	526,722
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	10,929	148,428	163,766	105,115	11,860	2,317	177,494
Maxim Templeton Global Bond Portfolio Initial Class	24,012	73,296	205,185	46,212	1,256	8,498	217,068

					$ 173,540	$ 151,529	$ 10,994,280

Maxim Lifetime 2035 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	436,335	$—	$524,911	$96,659	$—	$8,083	$436,335
Maxim American Century Growth Portfolio Initial Class	364,845	—	3,805,626	247,119	(2,773)	9,225	3,590,073
Maxim Bond Index Portfolio Initial Class	570,866	5,166,735	4,064,892	1,587,204	44,865	189,939	7,895,073
Maxim Federated Bond Portfolio Initial Class	733,210	5,173,080	4,030,203	1,418,438	47,249	240,353	7,896,677
Maxim Index 600 Portfolio Initial Class	515,478	3,499,859	2,087,286	768,082	113,084	49,596	4,500,123
Maxim International Index Portfolio Initial Class	1,022,610	—	10,731,753	765,826	(18,150)	188,959	8,518,344
Maxim Invesco ADR Portfolio Initial Class	223,357	4,909,114	1,368,965	3,196,613	380,246	63,695	2,345,252
Maxim Janus Large Cap Growth Portfolio Initial Class	397,667	2,248,537	2,371,883	482,088	16,421	450	2,942,737
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	73,468	968,176	729,659	197,432	31,996	2,461	1,468,633
Maxim MFS International Growth Portfolio Initial Class	199,336	3,981,106	1,091,501	2,562,834	353,741	28,777	1,915,614
Maxim Money Market Portfolio Initial Class	172,479	140,064	90,501	58,086	—	—	172,479
Maxim Putnam Equity Income Portfolio Initial Class	370,760	—	4,002,136	251,933	(17,199)	33,646	3,603,790
Maxim Putnam High Yield Bond Portfolio Initial Class	257,855	1,304,849	948,500	175,361	7,885	116,450	1,982,910
Maxim S&P 500® Index Portfolio Initial Class	1,155,833	10,026,634	5,799,434	2,321,725	274,715	214,072	13,107,143
Maxim S&P MidCap 400® Index Portfolio Initial Class	582,939	—	6,380,454	560,105	1,655	41,255	5,590,385
Maxim Short Duration Bond Portfolio Initial Class	26,581	175,314	139,073	40,131	58	6,583	274,047
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	206,578	2,768,572	1,402,167	1,007,595	38,265	58,182	2,939,608
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	60,017	1,507,840	572,005	848,347	148,111	12,888	974,683
Maxim Templeton Global Bond Portfolio Initial Class	258,064	1,554,480	1,220,266	249,949	19,934	119,990	2,332,897

					$1,440,103	$1,384,604	$72,486,803

Maxim Lifetime 2035 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	758,454	$—	$874,260	$128,265	$—	$12,459	$758,454
Maxim American Century Growth Portfolio Initial Class	1,392,740	—	14,071,980	512,214	(14,948)	35,150	13,704,560
Maxim Bond Index Portfolio Initial Class	995,602	7,323,714	9,187,834	3,126,728	79,900	308,645	13,769,180
Maxim Federated Bond Portfolio Initial Class	1,278,572	7,332,693	9,069,132	2,794,595	86,360	390,070	13,770,217
Maxim Index 600 Portfolio Initial Class	1,967,464	10,899,015	9,509,681	2,055,708	443,282	186,632	17,175,963
Maxim International Index Portfolio Initial Class	3,909,377	—	40,112,816	2,455,049	(185,505)	721,625	32,565,109
Maxim Invesco ADR Portfolio Initial Class	853,763	15,318,262	6,224,968	10,257,538	1,006,236	243,332	8,964,511
Maxim Janus Large Cap Growth Portfolio Initial Class	1,531,856	6,978,293	9,910,684	1,177,805	3,923	1,713	11,335,734
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	278,829	3,020,124	3,239,223	584,228	118,917	9,179	5,573,798
Maxim MFS International Growth Portfolio Initial Class	762,850	12,407,210	4,918,189	8,096,495	1,009,670	109,789	7,330,990
Maxim Money Market Portfolio Initial Class	296,764	568,545	249,028	520,809	—	—	296,764
Maxim Putnam Equity Income Portfolio Initial Class	1,412,327	—	14,778,750	572,675	(44,256)	127,966	13,727,817
Maxim Putnam High Yield Bond Portfolio Initial Class	450,738	1,813,194	2,232,754	429,043	9,920	192,026	3,466,170
Maxim S&P 500® Index Portfolio Initial Class	4,386,849	31,239,428	25,020,844	5,178,497	742,137	788,123	49,746,872
Maxim S&P MidCap 400® Index Portfolio Initial Class	2,227,236	—	23,857,489	1,673,704	(12,973)	152,905	21,359,195
Maxim Short Duration Bond Portfolio Initial Class	44,784	379,530	359,672	279,658	(3,687)	9,415	461,726
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	788,296	8,644,148	6,669,774	3,363,669	74,036	211,712	11,217,456
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	231,225	4,649,438	2,402,663	2,427,397	449,429	49,475	3,755,093
Maxim Templeton Global Bond Portfolio Initial Class	452,231	2,198,866	2,635,200	412,856	28,505	201,622	4,088,165

					$3,790,946	$3,751,838	$233,067,774

Maxim Lifetime 2035 Portfolio III
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	13,245	$—	$16,216	$3,088	$—	$117	$13,245
Maxim American Century Growth Portfolio Initial Class	55,532	—	555,287	25,906	(1,087)	1,400	546,430
Maxim Bond Index Portfolio Initial Class	17,862	65,977	233,940	55,605	116	3,183	247,036
Maxim Federated Bond Portfolio Initial Class	22,938	66,038	233,190	52,763	567	3,938	247,046
Maxim Index 600 Portfolio Initial Class	78,609	208,470	581,061	96,878	17,263	6,853	686,254
Maxim International Index Portfolio Initial Class	155,540	—	1,507,637	128,906	(6,096)	28,720	1,295,644
Maxim Invesco ADR Portfolio Initial Class	33,934	292,631	324,262	216,212	21,248	9,670	356,307
Maxim Janus Large Cap Growth Portfolio Initial Class	60,676	133,406	497,950	51,320	3,603	67	449,003
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	11,193	57,672	184,435	26,044	4,867	335	223,736
Maxim MFS International Growth Portfolio Initial Class	30,293	237,395	263,790	175,445	19,026	4,304	291,118
Maxim Money Market Portfolio Initial Class	4,816	—	6,328	1,513	—	—	4,816
Maxim Putnam Equity Income Portfolio Initial Class	56,290	—	566,785	36,119	(3,448)	5,103	547,140
Maxim Putnam High Yield Bond Portfolio Initial Class	7,993	16,957	57,151	11,262	231	2,697	61,465
Maxim S&P 500® Index Portfolio Initial Class	175,701	597,157	1,612,003	230,418	36,389	24,865	1,992,449
Maxim S&P MidCap 400® Index Portfolio Initial Class	88,738	—	912,132	80,908	(2,556)	5,113	851,000
Maxim Short Duration Bond Portfolio Initial Class	818	—	9,736	1,267	10	97	8,430
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	31,399	165,356	377,298	94,031	6,681	6,349	446,804
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	9,196	89,378	134,524	56,035	8,369	1,971	149,340
Maxim Templeton Global Bond Portfolio Initial Class	8,123	20,384	69,570	12,401	494	2,692	73,431

					$105,677	$107,474	$8,490,694

Maxim Lifetime 2045 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Maxim American Century Growth Portfolio Initial Class	175,886	$—	$1,826,532	$113,776	$(1,779)	$4,437	$1,730,720
Maxim Bond Index Portfolio Initial Class	175,442	1,575,479	1,405,229	630,178	18,532	59,279	2,426,354
Maxim Federated Bond Portfolio Initial Class	225,348	1,577,435	1,399,383	581,267	20,237	74,954	2,426,998
Maxim Index 600 Portfolio Initial Class	289,792	1,797,339	1,275,661	372,213	64,072	27,753	2,529,882
Maxim International Index Portfolio Initial Class	571,983	—	5,911,011	361,606	(11,863)	105,446	4,764,616
Maxim Invesco ADR Portfolio Initial Class	124,723	2,604,033	786,305	1,698,852	186,355	35,500	1,309,587
Maxim Janus Large Cap Growth Portfolio Initial Class	191,809	993,861	1,178,251	186,593	899	217	1,419,390
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	41,154	498,237	437,317	98,049	17,668	1,371	822,665
Maxim MFS International Growth Portfolio Initial Class	111,377	2,119,145	628,665	1,368,035	178,426	16,025	1,070,330
Maxim Putnam Equity Income Portfolio Initial Class	178,315	—	1,897,338	96,891	(7,353)	16,175	1,733,223
Maxim Putnam High Yield Bond Portfolio Initial Class	79,147	399,045	332,173	93,682	1,691	36,386	608,641
Maxim S&P 500® Index Portfolio Initial Class	556,051	4,474,193	2,869,620	875,453	95,818	102,789	6,305,621
Maxim S&P MidCap 400® Index Portfolio Initial Class	281,369	—	3,063,100	263,153	(180)	19,791	2,698,332
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	99,636	1,226,510	709,788	420,343	10,653	27,862	1,417,826
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	29,099	656,201	292,526	357,396	65,235	6,231	472,572
Maxim Templeton Global Bond Portfolio Initial Class	89,199	538,139	469,344	135,316	8,030	41,855	806,362

					$646,441	$576,071	$32,543,119

Maxim Lifetime 2045 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Maxim American Century Growth Portfolio Initial Class	599,048	$—	$6,471,966	$646,813	$(6,144)	$14,973	$5,894,636
Maxim Bond Index Portfolio Initial Class	285,474	2,037,788	3,085,092	1,283,819	31,488	89,156	3,948,102
Maxim Federated Bond Portfolio Initial Class	366,632	2,040,297	3,067,636	1,201,017	34,757	112,736	3,948,622
Maxim Index 600 Portfolio Initial Class	986,017	4,847,587	5,387,222	1,041,642	234,060	91,946	8,607,924
Maxim International Index Portfolio Initial Class	1,944,653	—	20,359,148	1,750,788	(196,121)	355,723	16,198,963
Maxim Invesco ADR Portfolio Initial Class	425,178	7,039,010	3,441,596	4,925,114	433,422	120,055	4,464,375
Maxim Janus Large Cap Growth Portfolio Initial Class	682,608	2,693,383	4,776,171	557,451	(9,205)	730	5,051,297
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	140,079	1,350,543	1,824,141	322,885	64,517	4,537	2,800,180
Maxim MFS International Growth Portfolio Initial Class	378,087	5,724,108	2,711,136	3,902,421	456,812	53,952	3,633,419
Maxim Putnam Equity Income Portfolio Initial Class	607,036	—	6,596,504	525,614	(37,919)	54,499	5,900,395
Maxim Putnam High Yield Bond Portfolio Initial Class	128,812	492,231	722,421	179,872	3,051	54,682	990,561
Maxim S&P 500® Index Portfolio Initial Class	1,885,956	12,015,825	12,492,616	2,532,129	339,784	331,410	21,386,737
Maxim S&P MidCap 400® Index Portfolio Initial Class	957,690	—	10,460,934	938,301	(22,471)	64,490	9,184,244
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	339,023	3,315,389	3,260,514	1,427,489	43,258	88,835	4,824,292
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	99,229	1,807,077	1,169,850	993,531	188,244	20,953	1,611,486
Maxim Templeton Global Bond Portfolio Initial Class	144,352	682,769	976,077	245,929	10,101	64,475	1,304,945

					$1,567,634	$1,523,152	$99,750,178

Maxim Lifetime 2045 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Maxim American Century Growth Portfolio Initial Class	19,628	$—	$201,566	$17,415	$(644)	$489	$193,142
Maxim Bond Index Portfolio Initial Class	5,256	18,549	70,470	17,155	149	953	72,687
Maxim Federated Bond Portfolio Initial Class	6,750	18,568	70,477	16,553	232	1,180	72,696
Maxim Index 600 Portfolio Initial Class	32,393	77,820	253,675	49,582	7,722	2,799	282,790
Maxim International Index Portfolio Initial Class	63,712	—	637,591	78,118	(5,675)	11,610	530,717
Maxim Invesco ADR Portfolio Initial Class	13,931	112,134	139,364	89,207	7,315	3,913	146,272
Maxim Janus Large Cap Growth Portfolio Initial Class	23,001	42,839	195,303	24,292	292	23	170,204
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	4,588	21,523	80,256	14,361	2,165	137	91,708
Maxim MFS International Growth Portfolio Initial Class	12,417	90,759	113,322	72,111	7,162	1,744	119,330
Maxim Putnam Equity Income Portfolio Initial Class	19,884	—	203,440	19,283	(1,894)	1,776	193,270
Maxim Putnam High Yield Bond Portfolio Initial Class	2,349	4,650	17,259	3,541	50	801	18,067
Maxim S&P 500® Index Portfolio Initial Class	61,965	190,188	596,306	95,019	12,856	8,817	702,687
Maxim S&P MidCap 400® Index Portfolio Initial Class	31,401	—	336,488	47,089	(1,410)	1,804	301,136
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	11,110	52,844	140,520	36,339	1,948	2,258	158,100
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	3,293	28,321	51,501	20,749	2,675	687	53,477
Maxim Templeton Global Bond Portfolio Initial Class	2,694	6,404	23,663	4,456	152	902	24,355

					$33,095	$39,893	$3,130,638

Maxim Lifetime 2055 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Maxim American Century Growth Portfolio Initial Class	47,292	$—	$517,086	$56,890	$(256)	$1,199	$465,351
Maxim Bond Index Portfolio Initial Class	43,601	418,500	420,721	256,452	3,483	14,976	603,004
Maxim Federated Bond Portfolio Initial Class	55,996	419,017	420,216	243,485	5,862	18,943	603,081
Maxim Index 600 Portfolio Initial Class	90,067	581,481	444,920	173,619	35,592	8,609	786,289
Maxim International Index Portfolio Initial Class	177,454	—	1,975,254	254,911	(3,954)	32,709	1,478,192
Maxim Invesco ADR Portfolio Initial Class	38,831	867,247	277,611	606,539	71,474	11,036	407,723
Maxim Janus Large Cap Growth Portfolio Initial Class	51,795	280,403	350,903	91,312	5,443	59	383,280
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	12,753	184,898	138,113	53,224	11,728	434	254,933
Maxim MFS International Growth Portfolio Initial Class	34,575	706,847	218,844	486,245	67,371	4,981	332,269
Maxim Putnam Equity Income Portfolio Initial Class	47,980	—	529,872	46,268	(2,590)	4,362	466,367
Maxim Putnam High Yield Bond Portfolio Initial Class	19,746	106,127	99,798	45,626	1,931	9,111	151,848
Maxim S&P 500® Index Portfolio Initial Class	149,536	1,233,227	886,516	353,541	53,372	27,695	1,695,741
Maxim S&P MidCap 400® Index Portfolio Initial Class	75,735	—	897,804	141,851	2,560	5,324	726,303
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	26,807	345,483	224,275	154,930	10,616	7,466	381,462
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	7,856	188,078	82,382	109,952	19,382	1,682	127,578
Maxim Templeton Global Bond Portfolio Initial Class	26,879	171,038	162,225	68,651	4,322	12,626	242,982

					$286,336	$161,212	$9,106,403

Maxim Lifetime 2055 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Maxim American Century Growth Portfolio Initial Class	127,896	$—	$1,452,541	$209,493	$59	$3,160	$1,258,496
Maxim Bond Index Portfolio Initial Class	57,600	385,197	669,382	281,661	4,035	17,477	796,614
Maxim Federated Bond Portfolio Initial Class	73,973	385,673	667,686	266,781	5,311	22,091	796,693
Maxim Index 600 Portfolio Initial Class	242,748	1,102,598	1,435,397	302,392	33,513	22,215	2,119,186
Maxim International Index Portfolio Initial Class	476,630	—	4,967,540	411,473	(24,143)	86,400	3,970,325
Maxim Invesco ADR Portfolio Initial Class	103,937	1,644,366	958,872	1,237,533	122,647	29,088	1,091,345
Maxim Janus Large Cap Growth Portfolio Initial Class	144,583	529,458	1,075,966	149,166	(1,125)	154	1,069,911
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	34,496	350,014	450,813	91,504	11,983	1,120	689,569
Maxim MFS International Growth Portfolio Initial Class	92,851	1,330,973	767,343	986,793	116,452	13,114	892,298
Maxim Putnam Equity Income Portfolio Initial Class	129,521	—	1,396,861	104,304	(7,909)	11,468	1,258,944
Maxim Putnam High Yield Bond Portfolio Initial Class	26,112	96,624	160,352	47,130	857	10,988	200,798
Maxim S&P 500® Index Portfolio Initial Class	404,766	2,347,401	2,952,683	605,894	56,543	69,437	4,590,047
Maxim S&P MidCap 400® Index Portfolio Initial Class	204,544	—	2,236,055	208,417	(1,722)	13,448	1,961,583
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	72,292	651,608	752,991	313,100	6,480	18,424	1,028,718
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	21,067	352,280	272,759	213,615	32,317	4,417	342,132
Maxim Templeton Global Bond Portfolio Initial Class	35,301	161,330	259,995	76,031	3,094	15,577	319,117

					$358,392	$338,578	$22,385,776

Maxim Lifetime 2055 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Maxim American Century Growth Portfolio Initial Class	3,344	$—	$34,305	$1,734	$(39)	$83	$32,909
Maxim Bond Index Portfolio Initial Class	911	2,598	14,341	4,531	80	205	12,598
Maxim Federated Bond Portfolio Initial Class	1,170	2,601	15,711	5,774	71	256	12,601
Maxim Index 600 Portfolio Initial Class	6,338	12,165	57,205	10,688	1,061	567	55,333
Maxim International Index Portfolio Initial Class	12,515	—	135,558	18,570	(557)	2,264	104,246
Maxim Invesco ADR Portfolio Initial Class	2,735	18,244	31,328	16,240	1,091	763	28,720
Maxim Janus Large Cap Growth Portfolio Initial Class	3,764	5,885	36,876	5,473	33	4	27,855
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	901	3,859	17,900	3,235	358	28	18,005
Maxim MFS International Growth Portfolio Initial Class	2,432	14,870	25,401	13,289	983	342	23,376
Maxim Putnam Equity Income Portfolio Initial Class	3,388	—	35,106	1,792	(125)	301	32,932
Maxim Putnam High Yield Bond Portfolio Initial Class	412	695	3,677	1,057	(15)	161	3,170
Maxim S&P 500® Index Portfolio Initial Class	10,572	26,428	119,877	22,695	1,829	1,661	119,889
Maxim S&P MidCap 400® Index Portfolio Initial Class	5,355	—	57,116	3,947	2	332	51,351
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,893	7,251	30,404	9,564	(113)	436	26,935
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	554	3,887	10,781	4,274	312	116	8,990
Maxim Templeton Global Bond Portfolio Initial Class	562	1,044	5,831	1,407	4	217	5,082

					$4,975	$7,736	$563,992

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Maxim Lifetime 2015 Portfolio I	91,208,890	63,193,173
Maxim Maxim Lifetime 2015 Portfolio II	333,271,075	157,901,769
Maxim Maxim Lifetime 2015 Portfolio III	9,775,050	4,776,520
Maxim Maxim Lifetime 2025 Portfolio I	105,819,375	68,083,585
Maxim Maxim Lifetime 2025 Portfolio II	434,494,283	200,739,560
Maxim Maxim Lifetime 2025 Portfolio III	17,034,069	6,763,305
Maxim Maxim Lifetime 2035 Portfolio I	85,524,686	48,380,954
Maxim Maxim Lifetime 2035 Portfolio II	301,863,699	141,061,294
Maxim Maxim Lifetime 2035 Portfolio III	12,334,993	3,448,430
Maxim Maxim Lifetime 2045 Portfolio I	40,814,193	21,904,335
Maxim Maxim Lifetime 2045 Portfolio II	141,290,738	62,688,363
Maxim Maxim Lifetime 2045 Portfolio III	4,822,291	1,408,905
Maxim Maxim Lifetime 2055 Portfolio I	12,870,827	7,879,432
Maxim Maxim Lifetime 2055 Portfolio II	33,632,374	14,353,379
Maxim Maxim Lifetime 2055 Portfolio III	1,018,066	296,263

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2011 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation
Maxim Lifetime 2015 Portfolio I	$113,045,722	$1,799,144	$4,395,798	$(2,596,654)
Maxim Lifetime 2015 Portfolio II	400,076,935	6,622,860	16,387,140	(9,764,280)
Maxim Lifetime 2015 Portfolio III	9,772,235	167,988	400,583	(232,595)
maxim Lifetime 2025 Portfolio I	142,307,653	2,518,413	6,976,436	(4,458,023)
Maxim Lifetime 2025 Portfolio II	513,740,327	8,711,938	28,973,083	(20,261,145)
Maxim Lifetime 2025 Portfolio III	16,234,818	176,634	953,027	(776,393)
Maxim Lifetime 2035 Portfolio I	106,536,348	2,011,821	6,859,673	(4,847,852)
Maxim Lifetime 2035 Portfolio II	347,933,337	6,020,982	24,381,882	(18,360,900)
Maxim Lifetime 2035 Portfolio III	12,301,822	342,897	590,793	(247,896)
Maxim Lifetime 2045 Portfolio I	48,949,720	943,930	3,481,340	(2,537,410)
Maxim Lifetime 2045 Portfolio II	152,922,601	2,420,586	11,716,507	(9,295,921)
Maxim Lifetime 2045 Portfolio III	4,583,887	158,364	218,659	(60,295)
Maxim Lifetime 2055 Portfolio I	14,108,702	236,340	1,075,056	(838,716)
Maxim Lifetime 2055 Portfolio II	35,170,232	509,772	2,727,611	(2,217,839)
Maxim Lifetime 2055 Portfolio III	897,612	8,084	71,586	(63,502)

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

Maxim Lifetime 2015 Portfolio I	2011	2010
Distributions paid from:
Ordinary income	$5,865,523	$2,091,394
Long-term capital gain	1,187,719	17,953

	$7,053,242	$2,109,347

Maxim Lifetime 2015 Portfolio II	2011	2010
Distributions paid from:
Ordinary income	$16,435,887	$4,562,893
Long-term capital gain	2,673,336	25,299

	$19,109,223	$4,588,192

Maxim Lifetime 2015 Portfolio III	2011	2010
Distributions paid from:
Ordinary income	$331,360	$105,149
Long-term capital gain	99,888	1,330

	$431,248	$106,479

Maxim Lifetime 2025 Portfolio I	2011	2010
Distributions paid from:
Ordinary income	$7,358,768	$2,285,091
Long-term capital gain	1,378,291	17,758

	$8,737,059	$2,302,849

Maxim Lifetime 2025 Portfolio II	2011	2010
Distributions paid from:
Ordinary income	$19,205,507	$5,268,554
Long-term capital gain	5,821,408	45,813

	$25,026,915	$5,314,367

Maxim Lifetime 2025 Portfolio III	2011	2010
Distributions paid from:
Ordinary income	$586,885	$156,967
Long-term capital gain	72,000	1,643

	$658,885	$158,610

Maxim Lifetime 2035 Portfolio I	2011	2010
Distributions paid from:
Ordinary income	$5,202,915	$1,311,259
Long-term capital gain	1,082,078	9,111

	$6,284,993	$1,320,370

Maxim Lifetime 2035 Portfolio II	2011	2010
Distributions paid from:
Ordinary income	$13,167,149	$3,235,274
Long-term capital gain	4,235,468	24,914

	$17,402,617	$3,260,188

Maxim Lifetime 2035 Portfolio III	2011	2010
Distributions paid from:
Ordinary income	$406,847	$81,058
Long-term capital gain	46,200	843

	$453,047	$81,901

Maxim Lifetime 2045 Portfolio I	2011	2010
Distributions paid from:
Ordinary income	$2,227,841	$522,474
Long-term capital gain	591,505	3,814

	$2,819,346	$526,288

Maxim Lifetime 2045 Portfolio II	2011	2010
Distributions paid from:
Ordinary income	$5,256,925	$1,169,646
Long-term capital gain	1,905,980	10,182

	$7,162,905	$1,179,828

Maxim Lifetime 2045 Portfolio III	2011	2010
Distributions paid from:
Ordinary income	$139,244	$21,268
Long-term capital gain	21,347	172

	$160,591	$21,440

Maxim Lifetime 2055 Portfolio I	2011	2010
Distributions paid from:
Ordinary income	$836,065	$210,015
Long-term capital gain	132,808	1,175

	$968,873	$211,190

Maxim Lifetime 2055 Portfolio II	2011	2010
Distributions paid from:
Ordinary income	$1,403,348	$261,632
Long-term capital gain	236,508	1,294

	$1,639,856	$262,926

Maxim Lifetime 2055 Portfolio III	2011	2010
Distributions paid from:
Ordinary income	$10,529	$1,838
Long-term capital gain	1,210	3,959

	$11,739	$5,797

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Maxim Lifetime 2015 Portfolio I
Undistributed ordinary income	$-
Undistributed capital gains	1,239,430

Net accumulated earnings	1,239,430

Net unrealized appreciation on investments	(2,596,654)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(1,357,224)

Maxim Lifetime 2015 Portfolio II
Undistributed ordinary income	$22,067
Undistributed capital gains	4,916,041

Net accumulated earnings	4,938,108

Net unrealized appreciation on investments	(9,764,280)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(4,826,172)

Maxim Lifetime 2015 Portfolio III
Undistributed ordinary income	$-
Undistributed capital gains	152,868

Net accumulated earnings	152,868

Net unrealized appreciation on investments	(232,595)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(79,727)

Maxim Lifetime 2025 Portfolio I
Undistributed ordinary income	$-
Undistributed capital gains	1,826,772

Net accumulated earnings	1,826,772

Net unrealized appreciation on investments	(4,458,023)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(2,631,251)

Maxim Lifetime 2025 Portfolio II
Undistributed ordinary income	$-
Undistributed capital gains	7,804,875

Net accumulated earnings	7,804,875

Net unrealized appreciation on investments	(20,261,145)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(12,456,270)

Maxim Lifetime 2025 Portfolio III
Undistributed ordinary income	$-
Undistributed capital gains	274,156

Net accumulated earnings	274,156

Net unrealized appreciation on investments	(776,393)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(502,237)

Maxim Lifetime 2035 Portfolio I
Undistributed ordinary income	$-
Undistributed capital gains	1,635,026

Net accumulated earnings	1,635,026

Net unrealized appreciation on investments	(4,847,852)
Capital loss carryforwards	-
Post-October losses	(17,377)

Tax composition of capital	$(3,230,203)

Maxim Lifetime 2035 Portfolio II
Undistributed ordinary income	$-
Undistributed capital gains	6,044,572

Net accumulated earnings	6,044,572

Net unrealized appreciation on investments	(18,360,900)
Capital loss carryforwards	-
Post-October losses	(56,778)

Tax composition of capital	$(12,373,106)

Maxim Lifetime 2035 Portfolio III
Undistributed ordinary income	$-
Undistributed capital gains	239,684

Net accumulated earnings	239,684

Net unrealized appreciation on investments	(247,896)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(8,212)

Maxim Lifetime 2045 Portfolio I
Undistributed ordinary income	$-
Undistributed capital gains	791,732

Net accumulated earnings	791,732

Net unrealized appreciation on investments	(2,537,410)
Capital loss carryforwards	-
Post-October losses	(16,816)

Tax composition of capital	$(1,762,494)

Maxim Lifetime 2045 Portfolio II
Undistributed ordinary income	$-
Undistributed capital gains	2,923,475

Net accumulated earnings	2,923,475

Net unrealized appreciation on investments	(9,295,921)
Capital loss carryforwards	-
Post-October losses	(48,876)

Tax composition of capital	$(6,421,322)

Maxim Lifetime 2045 Portfolio III
Undistributed ordinary income	$-
Undistributed capital gains	90,604

Net accumulated earnings	90,604

Net unrealized appreciation on investments	(60,295)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of\ capital	$30,309

Maxim Lifetime 2055 Portfolio I
Undistributed ordinary income	$-
Undistributed capital gains	236,299

Net accumulated earnings	236,299

Net unrealized appreciation on investments	(838,716)
Capital loss carryforwards	-
Post-October losses	(5,883)

Tax composition of capital	$(608,300)

Maxim Lifetime 2055 Portfolio II
Undistributed ordinary income	$-
Undistributed capital gains	581,369

Net accumulated earnings	581,369

Net unrealized appreciation on investments	(2,217,839)
Capital loss carryforwards	-
Post-October losses	(19,752)

Tax composition of capital	$(1,656,222)

Maxim Lifetime 2055 Portfolio III
Undistributed ordinary income	$144
Undistributed capital gains	6,146

Net accumulated earnings	6,290

Net unrealized depreciation on investments	(63,502)
Capital loss carryforwards	-
Post-October losses	(380)

Tax composition of capital	$(57,592)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Portfolio. For the year ended December 31, 2011 the Portfolios reclassified the following permanent book and tax differences: Maxim Lifetime 2015 I reclassified $2,841,371 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2015 II reclassified $7,546,996 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2015 III reclassified $159,323 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2025 I reclassified $4,018,406 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2025 II reclassified $10,121,648 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2025 III reclassified $385,588 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2035 I reclassified $3,324,545 to overdistributed net investment income from accumulated net realized gain on investments, Maxim

Lifetime 2035 II reclassified $8,177,192 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2035 III reclassified $229,868 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2045 I reclassified $1,445,752 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2045 II reclassified $3,292,325 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2045 III reclassified $77,299 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2055 I reclassified $609,450 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Lifetime 2055 II reclassified $937,879 to overdistributed net investment income from accumulated net realized gain on investments.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolios did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

6. TAX INFORMATION (unaudited)

The Portfolios intend to pass through foreign tax credits and have derived gross income from sources within foreign countries.

	Foreign Tax Credits	Gross Income from Foreign Countries

Maxim Lifetime 2015 Portfolio I	$21,444	$267,425
Maxim Lifetime 2015 Portfolio II	102,847	1,282,841
Maxim Lifetime 2015 Portfolio III	3,214	40,084
Maxim Lifetime 2025 Portfolio I	45,884	573,114
Maxim Lifetime 2025 Portfolio II	216,037	2,698,193
Maxim Lifetime 2025 Portfolio III	8,194	102,340
Maxim Lifetime 2035 Portfolio I	54,978	687,533
Maxim Lifetime 2035 Portfolio II	210,326	2,630,408
Maxim Lifetime 2035 Portfolio III	8,357	104,516
Maxim Lifetime 2045 Portfolio I	31,552	395,148
Maxim Lifetime 2045 Portfolio II	107,446	1,345,509
Maxim Lifetime 2045 Portfolio III	3,517	44,043
Maxim Lifetime 2055 Portfolio I	10,062	126,171
Maxim Lifetime 2055 Portfolio II	27,084	339,659
Maxim Lifetime 2055 Portfolio III	709	8,888

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Maxim Lifetime 2015 Portfolio I	6%
Maxim Lifetime 2015 Portfolio II	8%
Maxim Lifetime 2015 Portfolio III	11%
Maxim Lifetime 2025 Portfolio I	7%
Maxim Lifetime 2025 Portfolio II	11%
Maxim Lifetime 2025 Portfolio III	12%
Maxim Lifetime 2035 Portfolio I	9%
Maxim Lifetime 2035 Portfolio II	14%
Maxim Lifetime 2035 Portfolio III	15%
Maxim Lifetime 2045 Portfolio I	11%
Maxim Lifetime 2045 Portfolio II	14%
Maxim Lifetime 2045 Portfolio III	16%
Maxim Lifetime 2055 Portfolio I	8%
Maxim Lifetime 2055 Portfolio II	12%
Maxim Lifetime 2055 Portfolio III	33%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Maxim Lifetime 2015 Portfolio I, Maxim Lifetime 2015 Portfolio II, Maxim Lifetime 2015 Portfolio III, Maxim Lifetime 2025 Portfolio I, Maxim Lifetime 2025 Portfolio II, Maxim Lifetime 2025 Portfolio III, Maxim Lifetime 2035 Portfolio I, Maxim Lifetime 2035 Portfolio II, Maxim Lifetime 2035 Portfolio III, Maxim Lifetime 2045 Portfolio I, Maxim Lifetime 2045 Portfolio II, Maxim Lifetime 2045 Portfolio III, Maxim Lifetime 2055 Portfolio I, Maxim Lifetime 2055 Portfolio II, and Maxim Lifetime 2055 Portfolio III, fifteen of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from May 1, 2009 (inception) to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of Maxim Lifetime 2015 Portfolio I, Maxim Lifetime 2015 Portfolio II, Maxim Lifetime 2015 Portfolio III, Maxim Lifetime 2025 Portfolio I, Maxim Lifetime 2025 Portfolio II, Maxim Lifetime 2025 Portfolio III, Maxim Lifetime 2035 Portfolio I, Maxim Lifetime 2035 Portfolio II, Maxim Lifetime 2035 Portfolio III, Maxim Lifetime 2045 Portfolio I, Maxim Lifetime 2045 Portfolio II, Maxim Lifetime 2045 Portfolio III, Maxim Lifetime 2055 Portfolio I, Maxim Lifetime 2055 Portfolio II, and Maxim Lifetime 2055 Portfolio III of the Maxim Series Fund, Inc. as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from May 1, 2009 (inception) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer and Treasurer

Date:	February 28, 2012